Schedule of Investments (unaudited) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(c)	USD	20	$11,979
Allegro CLO V Ltd., (3 mo. LIBOR US + 0.95%), 5.74%, 10/16/30(b)(c)		491	485,129
ALM Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 10.79%, 10/15/29(b)(c)		287	259,774
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36(c)		2,000	1,962,406
AMMC CLO 19 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.00%), 11.79%, 10/15/28(b)(c)		1,004	996,251
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 10.19%, 01/15/30(b)(c)		860	784,747
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 8.30%, 01/28/31(b)(c)		250	224,044
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3 mo. LIBOR US + 0.90%), 5.69%, 07/18/29(b)(c)		460	456,491
Apidos CLO XXVII, Series 2017-27A, Class A1R, (3 mo. LIBOR US + 0.93%), 5.72%, 07/17/30(b)(c)		250	248,045
Ares XL CLO Ltd., Series 2016-40A, Class A1RR, (3 mo. LIBOR US + 0.87%), 5.66%, 01/15/29(b)(c)		955	947,146
ARES XLVII CLO Ltd., 5.71%, 04/15/30(c)		250	247,522
Argent Securities Trust, Series 2006-W5, Class A1A, (1 mo. LIBOR US + 0.30%), 4.81%, 06/25/36(b)		4,236	2,815,095
Atrium XIII, Series 13A, Class A2, (3 mo. LIBOR US + 1.25%), 6.07%, 11/21/30(b)(c)		250	242,905
Bain Capital Credit CLO Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.30%), 8.10%, 07/19/34(b)(c)		250	227,513
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. LIBOR US + 0.14%), 4.65%, 11/25/36(b)		1,114	1,076,141
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1R2, (3 mo. LIBOR US + 0.87%), 5.66%, 07/15/29(b)(c)		213	210,317
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class CR, (3 mo. LIBOR US + 2.05%), 6.84%, 07/15/34(b)(c)		250	232,699
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 6.00%, 10/22/30(b)(c)		481	476,625
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 7.44%, 01/17/28(b)(c)		250	241,559
Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class AR3, (3 mo. LIBOR US + 0.98%), 5.79%, 07/20/31(b)(c)		1,661	1,644,370
Carlyle U.S. CLO Ltd., Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.80%), 6.61%, 01/20/31(b)(c)		250	241,334
Carrington Mortgage Loan Trust(b)
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.12%), 4.63%, 10/25/36		2,996	2,320,665
Series 2006-FRE2, Class A5, (1 mo. LIBOR US + 0.08%), 4.59%, 03/25/35		6,172	4,774,155
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 11.25%, 07/20/32(b)(c)		500	456,963
CBAM Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 6.06%, 07/20/30(b)(c)		1,226	1,218,570
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.32%), 4.83%, 10/25/36(b)		4,251	2,818,732

Security		Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding I Ltd., Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.10%), 7.89%, 07/15/36(b)(c)	USD	500	$472,883
CIFC Funding IV Ltd.(b)(c)
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.06%), 5.87%, 04/27/31		250	248,172
Series 2017-4A, Class A1R, (3 mo. LIBOR US + 0.95%), 5.77%, 10/24/30		484	480,461
CIFC Funding Ltd.(b)(c)
Class 1A, (3 mo. LIBOR US + 1.70%), 6.52%, 10/21/31		750	731,781
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 5.99%, 10/17/31		550	545,380
CIFC Funding VII Ltd.(b)(c)
Series 2022-7A, Class D, (3 mo. SOFR + 5.35%), 9.56%, 10/22/35		250	247,836
Series 2022-7A, Class E, (3 mo. SOFR + 8.94%), 13.15%, 10/22/35		500	496,252
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 5.78%, 10/25/36		344	227,169
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 7.76%, 10/20/30(b)(c)		250	220,423
Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class 1A, (1 mo. LIBOR US + 0.14%), 4.65%, 06/25/37(b)		536	493,215
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. LIBOR US + 0.14%), 4.59%, 01/15/37(b)		450	416,270
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 5.99%, 10/20/30(b)(c)		468	463,996
Dryden 106 CLO Ltd., (3 mo. SOFR + 8.87%), 13.43%, 10/15/35(b)(c)		500	483,284
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.10%), 5.89%, 01/15/31(b)(c)		250	248,311
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3 mo. LIBOR US + 0.90%), 5.69%, 04/15/29(b)(c)		438	434,305
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3 mo. LIBOR US + 1.70%), 6.49%, 04/15/33(b)(c)		250	245,445
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/17/39(c)		3,800	3,350,023
Fremont Home Loan Trust(b)
Series 2006-A, Class 2A3, (1 mo. LIBOR US + 0.32%), 4.83%, 05/25/36		4,174	2,430,614
Series 2006-D, Class 2A3, (1 mo. LIBOR US + 0.15%), 4.66%, 11/25/36		6,328	2,298,663
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, (3 mo. LIBOR US + 5.25%), 10.06%, 04/20/31(b)(c)		500	436,404
Galaxy XXVI CLO Ltd., (3 mo. LIBOR US + 1.20%), 5.86%, 11/22/31(b)(c)		250	246,268
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class A1, (3 mo. LIBOR US + 1.10%), 5.89%, 07/15/31(b)(c)		500	492,135
Generate CLO 2 Ltd., Series 2A, Class ER, (3 mo. LIBOR US + 5.65%), 10.47%, 01/22/31(b)(c)		250	222,459
Gilbert Park CLO Ltd., (3 mo. LIBOR US + 1.19%), 5.98%, 10/15/30(b)(c)		500	492,290
Goldentree Loan Management U.S. CLO 5 Ltd., Series 2019-5A, Class BR, (3 mo. LIBOR US + 1.55%), 6.36%, 10/20/32(b)(c)		250	246,018

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Goldentree Loan Opportunities X Ltd., Series 2015- 10A, Class AR, (3 mo. LIBOR US + 1.12%), 5.93%, 07/20/31(b)(c)	USD	500	$496,320
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 11.24%, 04/15/33(b)(c)		500	438,914
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. LIBOR US + 0.17%), 4.68%, 04/25/37(b)		3,460	2,420,792
HPS Loan Management Ltd., Series 8A-2016, Class ER, (3 mo. LIBOR US + 5.50%), 10.31%, 07/20/30(b)(c)		1,000	833,740
Jay Park CLO Ltd., Series 2016-1A, Class CR, (3 mo. LIBOR US + 2.65%), 7.46%, 10/20/27(b)(c)		250	239,912
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 5.69%, 04/20/28(b)(c)		85	85,161
LCM XXIV Ltd., Series 24A, Class AR, (3 mo. LIBOR US + 0.98%), 5.79%, 03/20/30(b)(c)		237	234,956
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.32%), 4.83%, 08/25/36(b)		5,129	2,165,289
Madison Park Funding XLI Ltd., Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 5.65%, 04/22/27(b)(c)		295	291,481
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3 mo. LIBOR US + 3.60%), 8.42%, 07/21/30(b)(c)		500	485,508
Madison Park Funding XXIX Ltd.(b)(c)
Series 2018-29A, Class D, (3 mo. LIBOR US + 3.00%), 7.79%, 10/18/30		565	545,790
Series 2018-29A, Class E, (3 mo. LIBOR US + 5.70%), 10.49%, 10/18/30		500	458,527
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, (3 mo. LIBOR US + 0.97%), 5.79%, 04/25/29(b)(c)		981	973,915
Madison Park Funding XXVI Ltd., Series 2007-4A, Class DR, (3 mo. LIBOR US + 3.00%), 7.80%, 07/29/30(b)(c)		250	239,152
Madison Park Funding XXX Ltd., Series 2018-30A, Class A, (3 mo. LIBOR US + 0.75%), 5.54%, 04/15/29(b)(c)		238	236,173
Mastr Asset-Backed Securities Trust, Series 2006- HE2, Class A3, (1 mo. LIBOR US + 0.30%), 4.81%, 06/25/36(b)		7,205	2,807,832
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3 mo. LIBOR US + 0.92%), 5.71%, 10/15/29(b)(c)		500	495,407
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ERR, (3 mo. LIBOR US + 6.50%), 11.29%, 07/15/34(b)(c)		710	657,882
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 0.92%), 5.71%, 10/18/30(b)(c)		250	247,845
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class CR, (3 mo. LIBOR US + 1.80%), 6.61%, 07/20/31(b)(c)		400	383,970
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021- 46A, Class B, (3 mo. LIBOR US + 1.65%), 6.46%, 01/20/36(b)(c)		250	244,568
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd.(b)(c) (3 mo. SOFR + 8.81%), 13.39%, 10/24/35(a)		250	245,000

Security		Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd.(b)(c) (continued)
Series 2022-52A, Class D, (3 mo. SOFR + 5.75%), 10.33%, 10/24/35	USD	550	$545,225
OCP CLO Ltd.(b)(c)
Series 2017-13A, Class A1AR, (3 mo. LIBOR US + 0.96%), 5.75%, 07/15/30		590	582,926
Series 2019-17A, Class A1R, (3 mo. LIBOR US + 1.04%), 5.85%, 07/20/32		500	494,400
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 11.11%, 07/20/30(b)(c)		500	435,368
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.95%), 5.74%, 07/15/29(b)(c)		240	238,102
Octagon Investment Partners XIV Ltd., Series 2012- 1A, Class AARR, (3 mo. LIBOR US + 0.95%), 5.74%, 07/15/29(b)(c)		479	475,727
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3 mo. LIBOR US + 0.97%), 5.77%, 07/19/30(b)(c)		2,687	2,667,614
Octagon Investment Partners XVII Ltd., Series 2013- 1A, Class BR2, (3 mo. LIBOR US + 1.40%), 6.22%, 01/25/31(b)(c)		250	243,691
Octagon Investment Partners XXI Ltd., Series 2014- 1A, Class AAR3, (3 mo. LIBOR US + 1.00%), 5.65%, 02/14/31(b)(c)		500	494,057
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class DRR, (3 mo. LIBOR US + 2.75%), 7.57%, 01/22/30(b)(c)		500	461,843
OZLM VII Ltd., Series 2014-7RA, Class A1R, (3 mo. LIBOR US + 1.01%), 5.80%, 07/17/29(b)(c)		622	615,198
OZLM VIII Ltd., Series 2014-8A, Class A1R3, (3 mo. LIBOR US + 0.98%), 5.77%, 10/17/29(b)(c)		811	804,104
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 10.35%, 01/20/31(b)(c)		250	208,060
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 5.92%, 01/17/31(b)(c)		250	248,670
Palmer Square Loan Funding Ltd.(b)(c)
Series 2020-1A, Class A1, (3 mo. LIBOR US + 0.80%), 5.48%, 02/20/28		137	136,564
Series 2021-1A, Class A1, (3 mo. LIBOR US + 0.90%), 5.71%, 04/20/29		268	265,240
Series 2021-3A, Class A1, (3 mo. LIBOR US + 0.80%), 5.61%, 07/20/29		358	353,673
Rad CLO 1 Ltd., Series 2018-1A, Class AR, (3 mo. LIBOR US + 0.98%), 5.77%, 07/15/31(b)(c)		700	691,633
Rad CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 12.34%, 01/20/33(b)(c)		500	459,953
Rad CLO Ltd., Series 2022-17A, Class E, (3 mo. SOFR + 8.3%), 12.26%, 10/20/35(b)(c)		250	236,494
Regatta IX Funding Ltd., (3 mo. LIBOR US + 3.90%), 8.69%, 04/17/30(b)(c)		250	243,350
Regatta VIII Funding Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 6.04%, 10/17/30(b)(c)		432	430,196
Regatta XI Funding Ltd., Series 2018-1A, Class A, (3 mo. LIBOR US + 1.07%), 5.86%, 07/17/31(b)(c)		250	247,838
Regional Management Issuance Trust, 3.88%, 10/17/33(a)(c)		1,110	951,270

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Asset-Backed Securities (continued)
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37	USD	3,580		$1,664,352
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 7.64%, 10/15/29(b)(c)		500		472,918
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1 mo. LIBOR US + 0.40%), 4.91%, 09/25/47(b)		3,740		3,417,951
Scholar Funding Trust, Series 2013-A, Class R, 0.00%, 01/30/45(a)		—	(d)	774,495
Southwick Park CLO LLC, Series 2019-4A, Class A1R, (3 mo. LIBOR US + 1.06%), 5.87%, 07/20/32(b)(c)		250		247,000
Stratus Static CLO Ltd., (3 mo. SOFR + 5.29%), 9.49%, 10/20/31(b)(c)		500		495,750
Symphony CLO XV Ltd., (3 mo. LIBOR US + 1.08%), 5.87%, 01/17/32(b)(c)		500		494,918
TCI-Symphony CLO Ltd., (3 mo. LIBOR US + 0.93%), 5.72%, 07/15/30(b)(c)		1,474		1,439,990
TICP CLO VIII Ltd., Series 2017-8A, Class A2R, (3 mo. LIBOR US + 1.70%), 6.51%, 10/20/34(b)(c)		250		242,925
Trestles CLO IV Ltd., (3 mo. LIBOR US + 1.70%), 6.52%, 07/21/34(b)(c)		1,000		971,156
Trestles CLO Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 7.72%, 04/25/32(b)(c)		250		230,202
Trimaran CAVU Ltd.(b)(c) (3 mo. SOFR + 8.81%), 13.16%, 01/20/36		500		474,023
Series 2022-2A, Class D, (3 mo. SOFR + 6.12%), 10.47%, 01/20/36		1,100		1,094,651
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(e)	GBP	50		63,540
Voya CLO Ltd., (3 mo. LIBOR US + 3.15%), 7.94%, 07/15/34(b)(c)	USD	250		235,190
Voya Ltd., (3 mo. LIBOR US + 1.00%), 5.08%, 10/15/30(b)(c)		486		481,960
WaMu Asset-Backed Certificates Trust, Series 2007- HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 4.75%, 05/25/37(b)		5,818		4,791,286
Whetstone Park CLO Ltd., Series 2021-1A, Classs 1A, (3 mo. LIBOR US + 1.60%), 6.41%, 01/20/35(b)(c)		275		267,464
York CLO 1 Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 7.83%, 10/22/29(b)(c)		250		242,031

Total Asset-Backed Securities — 15.4% (Cost: $92,538,406)				88,152,366

		Shares

Common Stocks

Aerospace & Defense — 0.4%
Raytheon Technologies Corp.		25,650		2,561,152

Building Products — 0.2%
Carrier Global Corp.		25,650		1,167,845

Security		Shares	Value

Machinery — 0.2%
Otis Worldwide Corp.		12,825	$1,054,600

Total Common Stocks — 0.8% (Cost: $2,968,841)			4,783,597

		Par (000)

Corporate Bonds

Aerospace & Defense — 3.4%
Amsted Industries, Inc., 5.63%, 07/01/27(c)	USD	185	181,805
Boeing Co., 5.15%, 05/01/30(f)		1,826	1,840,452
Bombardier, Inc.(c)
7.50%, 03/15/25		50	50,063
7.13%, 06/15/26(f)		907	904,832
7.88%, 04/15/27(f)		781	780,335
6.00%, 02/15/28(f)		683	647,746
7.50%, 02/01/29		512	511,503
7.45%, 05/01/34		286	289,612
Embraer Netherlands Finance BV, 6.95%, 01/17/28(c)		269	275,187
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(c)		464	380,192
Howmet Aerospace, Inc., 5.13%, 10/01/24		2	1,990
Lockheed Martin Corp., 4.09%, 09/15/52		451	413,356
Northrop Grumman Corp., 3.85%, 04/15/45(f)		530	452,778
Raytheon Technologies Corp., 3.75%, 11/01/46(f)		700	588,536
Rolls-Royce PLC, 5.75%, 10/15/27(c)		1,545	1,502,513
Spirit AeroSystems, Inc.(c)
7.50%, 04/15/25		40	40,138
9.38%, 11/30/29		605	657,496
TransDigm, Inc.
8.00%, 12/15/25(c)		825	841,162
6.25%, 03/15/26(c)(f)		6,944	6,941,554
6.38%, 06/15/26		58	57,274
7.50%, 03/15/27		134	135,043
4.63%, 01/15/29(f)		715	645,044
4.88%, 05/01/29(f)		382	344,681
Triumph Group, Inc., 8.88%, 06/01/24(c)		1,019	1,034,285

			19,517,577

Airlines — 1.3%
Air Canada, 3.88%, 08/15/26(c)(f)		495	457,874
Allegiant Travel Co., 7.25%, 08/15/27(c)		147	143,709
American Airlines, Inc., 11.75%, 07/15/25(c)		554	616,632
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)
5.50%, 04/20/26		267	261,245
5.75%, 04/20/29		1,343	1,299,027
Avianca Midco 2 PLC, 9.00%, 12/01/28(c)		304	227,947
Azul Investments LLP, 7.25%, 06/15/26(c)		230	138,618
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(c)		12	11,575
Deutsche Lufthansa AG, 3.75%, 02/11/28(e)	EUR	100	98,501
Gol Finance SA, 8.00%, 06/30/26(c)	USD	200	136,850
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(c)(f)		317	302,732

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)(f)	USD	1,361	$1,375,373
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 04/15/29(f)		681	689,441
Series 2020-1, Class B, 4.88%, 07/15/27		43	42,300
United Airlines, Inc.(c)
4.38%, 04/15/26(f)		694	658,838
4.63%, 04/15/29		877	799,921

			7,260,583

Auto Components — 1.0%
Aptiv PLC, 4.40%, 10/01/46(f)		280	222,388
Clarios Global LP/Clarios U.S. Finance Co.(c)(f)
6.25%, 05/15/26		1,265	1,256,651
8.50%, 05/15/27		3,592	3,577,675
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(c)		231	212,710
Faurecia SE(e)
2.75%, 02/15/27	EUR	100	96,235
3.75%, 06/15/28		100	95,821
Goodyear Tire & Rubber Co.
5.00%, 07/15/29	USD	132	116,283
5.63%, 04/30/33		137	117,135
IHO Verwaltungs GmbH, (4.63% PIK), 3.88%, 05/15/27(e)(g)	EUR	100	95,397
ZF Finance GmbH(e)
3.00%, 09/21/25		100	103,038
2.00%, 05/06/27		100	93,090

			5,986,423

Automobiles — 1.9%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	168	151,888
4.75%, 03/01/30		164	143,460
5.00%, 02/15/32(c)		201	173,352
Constellation Automotive Financing PLC, 4.88%, 07/15/27(e)	GBP	100	86,238
Ford Motor Co.
0.00%, 03/15/26(h)(i)	USD	526	533,890
3.25%, 02/12/32(f)		797	632,553
6.10%, 08/19/32(f)		232	227,651
Ford Motor Credit Co. LLC
5.13%, 06/16/25(f)		397	390,199
3.38%, 11/13/25		200	186,250
4.39%, 01/08/26(f)		1,250	1,199,787
2.70%, 08/10/26		376	335,580
4.95%, 05/28/27(f)		519	495,265
4.13%, 08/17/27		320	295,130
3.82%, 11/02/27		400	361,000
2.90%, 02/16/28(f)		376	323,396
5.11%, 05/03/29		214	202,809
7.35%, 03/06/30		400	419,840
3.63%, 06/17/31		617	513,196
General Motors Co.
5.60%, 10/15/32		127	125,464
6.25%, 10/02/43(f)		2,194	2,183,254
General Motors Financial Co., Inc., 4.25%, 05/15/23(f) .		326	325,337
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)		59	51,888
Ken Garff Automotive LLC, 4.88%, 09/15/28(c)		156	134,355
LCM Investments Holdings II LLC, 4.88%, 05/01/29(c) .		373	307,818
Lithia Motors, Inc., 3.88%, 06/01/29(c)		167	141,897

Security		Par (000)	Value

Automobiles (continued)
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(c)	USD	228	$180,154
Penske Automotive Group, Inc.
3.50%, 09/01/25		104	98,493
3.75%, 06/15/29(c)		87	73,570
Renault SA, 2.38%, 05/25/26(e)	EUR	100	99,820
TML Holdings Pte. Ltd., 4.35%, 06/09/26(e)	USD	200	183,350
Wabash National Corp., 4.50%, 10/15/28(c)		281	246,566

			10,823,450

Banks — 0.7%
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(b)(j)		2,000	1,853,714
Banco BPM SpA, (5 year EUR Swap + 3.17%), 2.88%, 06/29/31(b)(e)	EUR	100	93,223
Banco de Sabadell SA, (1 year EUR Swap + 2.40%), 5.25%, 02/07/29(k)		100	108,636
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%	USD	205	197,056
Bank Leumi Le-Israel BM, (5 year CMT + 3.47%), 7.13%, 07/18/33(b)(c)(e)		200	205,500
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(b)(e)(j)		250	244,500
Grupo Aval Ltd., 4.38%, 02/04/30(c)		512	421,735
Intesa Sanpaolo SpA, 5.71%, 01/15/26(c)		200	196,532
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(b)(c)		500	458,595

			3,779,491

Beverages — 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(f)		2,160	2,108,336
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(c)(f)(g)		865	678,189
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC(c)
6.00%, 06/15/27(f)		736	733,939
3.25%, 09/01/28		200	175,506
4.00%, 09/01/29(f)		2,668	2,206,062
Ball Corp.
5.25%, 07/01/25		44	43,785
3.13%, 09/15/31(f)		481	393,294
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(c)		211	190,069
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		45	47,006
OI European Group BV, 2.88%, 02/15/25(e)	EUR	100	104,603
Trivium Packaging Finance BV(c)(f)
5.50%, 08/15/26	USD	1,189	1,141,369
8.50%, 08/15/27		1,924	1,850,388

			9,672,546

Biotechnology — 0.2%
Amgen, Inc., 2.80%, 08/15/41(f)		250	184,134
Cidron Aida Finco SARL, 5.00%, 04/01/28(e)	EUR	100	97,718
Gilead Sciences, Inc., 4.75%, 03/01/46(f)	USD	700	680,386

			962,238

Building Materials(c) — 0.6%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28		269	252,927
Jeld-Wen, Inc., 6.25%, 05/15/25		189	181,071
Masonite International Corp.
Class C, 5.38%, 02/01/28		161	150,699
Class C, 3.50%, 02/15/30		273	225,342
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28		103	94,817

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Materials (continued)
New Enterprise Stone & Lime Co., Inc. (continued)
9.75%, 07/15/28	USD	48	$45,518
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28		731	667,417
Standard Industries, Inc.
5.00%, 02/15/27		94	89,078
4.75%, 01/15/28		115	107,772
4.38%, 07/15/30		1,082	924,970
3.38%, 01/15/31		384	304,980
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(f)		227	213,151

			3,257,742

Building Products — 0.9%
Advanced Drainage Systems, Inc.(c)
5.00%, 09/30/27		259	246,534
6.38%, 06/15/30		636	631,921
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(c)		159	137,071
Foundation Building Materials, Inc., 6.00%, 03/01/29(c).		139	111,806
GYP Holdings III Corp., 4.63%, 05/01/29(c)		300	252,953
Lowe’s Cos., Inc., 4.65%, 04/15/42(f)		400	371,121
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(c)		111	99,853
SRS Distribution, Inc.(c)
4.63%, 07/01/28		661	603,850
6.13%, 07/01/29(f)		638	548,623
6.00%, 12/01/29(f)		503	429,693
White Cap Buyer LLC, 6.88%, 10/15/28(c)(f)		1,491	1,357,143
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(c)(g)		324	295,650

			5,086,218

Capital Markets — 1.7%
Blackstone Holdings Finance Co. LLC, 5.90%, 11/03/27(c)		823	856,781
Blackstone Private Credit Fund
7.05%, 09/29/25(c)		103	104,439
3.25%, 03/15/27		97	84,852
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(b)(f)(j)		1,060	911,865
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)		273	245,640
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		698	578,725
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		534	526,794
5.25%, 05/15/27(f)		842	783,982
4.38%, 02/01/29		378	329,167
Intercorp Peru Ltd., 3.88%, 08/15/29(c)		270	226,969
Kane Bidco Ltd., 6.50%, 02/15/27(e)	GBP	100	107,309
Morgan Stanley, (1 year CMT + 2.43%), 5.95%, 01/19/38	USD	125	127,741
NFP Corp.(c)
4.88%, 08/15/28(f)		1,027	896,294
6.88%, 08/15/28(f)		2,267	1,960,184
7.50%, 10/01/30		136	129,619
Northern Trust Corp., 6.13%, 11/02/32(f)		300	329,846
Owl Rock Capital Corp.
3.75%, 07/22/25(f)		238	223,209
4.25%, 01/15/26		22	20,723
3.40%, 07/15/26		83	74,946

Security		Par (000)	Value

Capital Markets (continued)
Owl Rock Core Income Corp.
3.13%, 09/23/26	USD	56	$48,848
7.75%, 09/16/27(c)(f)		395	397,987
Raymond James Financial, Inc., 4.95%, 07/15/46(f)		400	385,651
SURA Asset Management SA, 4.88%, 04/17/24(e)		376	371,605

			9,723,176

Chemicals — 2.0%
Alpek SAB de CV, 3.25%, 02/25/31(c)		285	237,405
Ashland LLC, 3.38%, 09/01/31(c)		268	222,440
Avient Corp., 7.13%, 08/01/30(c)		214	215,594
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)		245	210,700
Axalta Coating Systems LLC/Axalta Coating Systems
Dutch Holding B BV, 4.75%, 06/15/27(c)(f)		600	567,000
Braskem Idesa SAPI, 6.99%, 02/20/32(c)		305	224,358
Celanese U.S. Holdings LLC, 6.17%, 07/15/27(f)		355	359,583
Diamond BC BV, 4.63%, 10/01/29(c)		729	613,228
Element Solutions, Inc., 3.88%, 09/01/28(c)(f)		1,917	1,696,545
Equate Petrochemical BV
4.25%, 11/03/26(e)		200	195,220
2.63%, 04/28/28(c)		200	177,725
HB Fuller Co., 4.25%, 10/15/28		141	124,785
Herens Holdco SARL, 4.75%, 05/15/28(c)		671	546,148
Herens Midco SARL, 5.25%, 05/15/29(e)	EUR	100	73,790
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)	USD	443	395,838
Ingevity Corp., 3.88%, 11/01/28(c)		105	92,031
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(c)(g)		332	252,423
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(c)		170	139,501
Minerals Technologies, Inc., 5.00%, 07/01/28(c)		218	199,361
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(e)	EUR	100	105,399
NOVA Chemicals Corp., 4.88%, 06/01/24(c)	USD	80	78,800
Sasol Financing USA LLC, 5.50%, 03/18/31		320	278,368
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(c)(f)		305	279,551
Scotts Miracle-Gro Co.
4.00%, 04/01/31		220	178,200
4.38%, 02/01/32		34	27,714
Sherwin-Williams Co., 4.50%, 06/01/47(f)		310	279,573
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(c)		703	576,460
WESCO Distribution, Inc.(c)
7.13%, 06/15/25		830	843,280
7.25%, 06/15/28(f)		573	587,140
WR Grace Holdings LLC(c)
5.63%, 10/01/24		300	298,500
4.88%, 06/15/27		177	164,221
5.63%, 08/15/29(f)		1,429	1,191,071

			11,431,952

Commercial Services & Supplies — 1.3%
ADT Security Corp.
4.13%, 06/15/23		16	15,922
4.13%, 08/01/29(c)		35	31,159
4.88%, 07/15/32(c)		57	50,865
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(c)		222	199,184
APX Group, Inc., 5.75%, 07/15/29(c)		342	295,852
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(c)(f)		45	40,230

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Cablevision Lightpath LLC, 3.88%, 09/15/27(c)	USD	418	$355,292
Fortress Transportation & Infrastructure Investors LLC(c)
6.50%, 10/01/25		112	108,416
5.50%, 05/01/28(f)		520	457,620
Herc Holdings, Inc., 5.50%, 07/15/27(c)(f)		428	409,810
Hertz Corp.(c)
4.63%, 12/01/26		161	143,290
5.00%, 12/01/29(f)		130	106,275
Loxam SAS, 4.50%, 02/15/27(e)	EUR	101	103,896
Metis Merger Sub LLC, 6.50%, 05/15/29(c)	USD	158	134,695
NESCO Holdings II, Inc., 5.50%, 04/15/29(c)		305	273,924
Prime Security Services Borrower LLC/Prime Finance, Inc.(c)
5.25%, 04/15/24		178	176,164
5.75%, 04/15/26		626	613,505
6.25%, 01/15/28(f)		201	190,628
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(c)(f)		157	155,067
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(c)		690	590,109
United Rentals North America, Inc.
5.50%, 05/15/27		173	171,919
6.00%, 12/15/29(c)(f)		2,090	2,121,350
Verisure Holding AB(e)
3.25%, 02/15/27	EUR	100	95,945
9.25%, 10/15/27		100	116,332
Williams Scotsman International, Inc., 4.63%, 08/15/28(c)	USD	316	292,791

			7,250,240

Communications Equipment — 0.5%
Ciena Corp., 4.00%, 01/31/30(c)		133	116,375
CommScope Technologies LLC, 6.00%, 06/15/25(c)(f)		655	620,305
CommScope, Inc.(c)
6.00%, 03/01/26		47	44,996
8.25%, 03/01/27		222	188,822
7.13%, 07/01/28(f)		188	147,270
4.75%, 09/01/29(f)		604	502,745
Nokia OYJ, 4.38%, 06/12/27		177	169,920
Viasat, Inc.(c)
5.63%, 09/15/25		410	385,400
5.63%, 04/15/27		87	81,148
6.50%, 07/15/28		302	242,361
Viavi Solutions, Inc., 3.75%, 10/01/29(c)		454	396,115

			2,895,457

Construction Materials(c) — 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29		76	64,790
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		261	244,500
H&E Equipment Services, Inc., 3.88%, 12/15/28		76	66,885
Resideo Funding, Inc., 4.00%, 09/01/29		77	63,858

			440,033

Consumer Discretionary — 1.6%
APi Group DE, Inc.(c)
4.13%, 07/15/29		168	145,429
4.75%, 10/15/29		128	114,128
Carnival Corp.
10.13%, 02/01/26(e)	EUR	100	113,029
10.50%, 02/01/26(c)	USD	444	464,384
7.63%, 03/01/26(c)		91	82,810

Security		Par (000)	Value

Consumer Discretionary (continued)
Carnival Corp. (continued)
5.75%, 03/01/27(c)(f)	USD	1,132	$939,560
9.88%, 08/01/27(c)		335	344,212
4.00%, 08/01/28(c)		600	518,388
6.00%, 05/01/29(c)(f)		610	481,900
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(c)(f)		2,061	2,225,880
CoreLogic, Inc., 4.50%, 05/01/28(c)		657	522,315
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(c)		114	105,044
Life Time, Inc.(c)
5.75%, 01/15/26		329	316,176
8.00%, 04/15/26		312	303,025
Lindblad Expeditions LLC, 6.75%, 02/15/27(c)		389	381,570
NCL Corp. Ltd.(c)
5.88%, 03/15/26		301	260,359
8.38%, 02/01/28(k)		173	175,773
7.75%, 02/15/29		54	46,436
NCL Finance Ltd., 6.13%, 03/15/28(c)		333	270,563
Royal Caribbean Cruises Ltd.(c)
11.50%, 06/01/25		154	165,362
4.25%, 07/01/26		92	79,810
5.50%, 08/31/26		116	103,816
5.38%, 07/15/27		173	150,490
11.63%, 08/15/27		229	243,014
5.50%, 04/01/28		92	79,120
8.25%, 01/15/29		251	259,785
9.25%, 01/15/29(f)		448	472,582
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(c)		72	61,560

			9,426,520

Consumer Finance — 2.0%
American Express Co., (5 year CMT + 2.85%), 3.55%(b)(f)(j)		940	831,712
Block, Inc., 3.50%, 06/01/31(f)		2,304	1,923,876
Discover Financial Services, 6.70%, 11/29/32		115	122,761
Global Payments, Inc.(f)
3.20%, 08/15/29		736	653,663
2.90%, 05/15/30		748	641,967
5.40%, 08/15/32		317	318,030
HealthEquity, Inc., 4.50%, 10/01/29(c)(f)		819	733,251
Iron Mountain U.K. PLC, 3.88%, 11/15/25(e)	GBP	100	114,976
Navient Corp.
7.25%, 09/25/23	USD	91	91,958
6.13%, 03/25/24		105	104,753
5.88%, 10/25/24		76	75,167
5.50%, 03/15/29		268	237,180
OneMain Finance Corp.
6.88%, 03/15/25		312	311,020
7.13%, 03/15/26(f)		422	419,238
3.50%, 01/15/27		389	338,320
6.63%, 01/15/28		285	277,667
5.38%, 11/15/29		131	114,704
4.00%, 09/15/30		141	112,439
Sabre Global, Inc.(c)
9.25%, 04/15/25		229	234,944
7.38%, 09/01/25		336	329,571
11.25%, 12/15/27		164	173,840
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(c)		666	630,729

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Shift4 Payments, Inc., 0.00%, 12/15/25(h)(i)	USD	219	$233,782
SLM Corp., 3.13%, 11/02/26		221	195,187
Verscend Escrow Corp., 9.75%, 08/15/26(c)(f)		2,007	2,013,979

			11,234,714

Containers & Packaging — 0.7%
Clydesdale Acquisition Holdings, Inc.(c)
6.63%, 04/15/29		718	705,877
8.75%, 04/15/30		523	462,218
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		74	70,718
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		258	252,051
Graphic Packaging International LLC
4.75%, 07/15/27(c)		104	100,100
3.50%, 03/15/28(c)		11	9,836
2.63%, 02/01/29(e)	EUR	195	184,279
Klabin Austria GmbH, 3.20%, 01/12/31(c)	USD	315	256,725
Kleopatra Finco SARL, 4.25%, 03/01/26(e)	EUR	100	90,943
LABL, Inc., 5.88%, 11/01/28(c)	USD	332	300,045
Mauser Packaging Solutions Holding Co.(c)
5.50%, 04/15/24		1,030	1,029,279
7.88%, 08/15/26(k)		230	232,012
Sealed Air Corp.(c)
5.13%, 12/01/24		54	53,595
4.00%, 12/01/27		92	85,105
6.13%, 02/01/28		194	195,727

			4,028,510

Diversified Consumer Services — 1.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)(f)
6.63%, 07/15/26		2,652	2,553,213
9.75%, 07/15/27		812	775,460
6.00%, 06/01/29		1,655	1,331,613
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(c)		1,810	1,557,821
Clarivate Science Holdings Corp.(c)(f)
3.88%, 07/01/28		1,281	1,143,039
4.88%, 07/01/29		589	518,276
Garda World Security Corp.(c)
4.63%, 02/15/27		183	166,550
7.75%, 02/15/28		440	446,050
Graham Holdings Co., 5.75%, 06/01/26(c)		135	133,313
Rekeep SpA, 7.25%, 02/01/26(e)	EUR	100	92,408
Service Corp. International
5.13%, 06/01/29	USD	107	102,464
3.38%, 08/15/30		341	286,556
4.00%, 05/15/31(f)		454	397,014
Sotheby’s, 7.38%, 10/15/27(c)(f)		1,297	1,245,733

			10,749,510

Diversified Financial Services — 1.7%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(c)		514	419,891
ASG Finance Designated Activity Co., 7.88%, 12/03/24(c)		262	254,140
Bank of America Corp., (1 day SOFR + 1.99%), 6.20%, 11/10/28(b)(f)		454	478,761
Barclays PLC, 5.20%, 05/12/26		200	199,195
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(b)(c)(j)		1,750	1,431,515

Security		Par (000)	Value

Diversified Financial Services (continued)
Central Garden & Pet Co., 5.13%, 02/01/28	USD	20	$19,050
Citigroup, Inc.(b)(j)
(5 year CMT + 3.42%), 3.88%(f)		2,000	1,825,800
Series Y, (5 year CMT + 3.00%), 4.15%		630	560,700
Deutsche Bank AG, (5 year EURIBOR ICE Swap Rate + 3.30%), 4.00%, 06/24/32(b)(e)	EUR	100	100,356
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(e)	GBP	100	93,388
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(c)(g)	USD	285	260,647
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(b)(f)(j)		900	863,601
HSBC Holdings PLC
4.38%, 11/23/26(f)		370	364,232
(5 year CMT + 3.25%), 4.70%(b)(f)(j)		465	394,204
(5 year CMT + 3.65%), 4.60%(b)(j)		200	169,550
(1 day SOFR + 3.35%), 7.39%, 11/03/28(b)		350	381,539
ION Trading Technologies SARL, 5.75%, 05/15/28(c)		246	210,637
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(c)		415	351,980
JPMorgan Chase & Co., (1 day SOFR + 2.58%), 5.72%, 09/14/33(b)(f)		254	262,060
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp.(c)
4.25%, 02/01/27		220	193,875
4.75%, 06/15/29		85	70,621
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(b)(j)		515	502,827
Spectrum Brands, Inc.(c)
5.00%, 10/01/29		106	93,403
5.50%, 07/15/30		198	179,849
UBS Group AG, (5 year CMT + 3.31%), 4.38%(b)(c)(j)		210	172,179

			9,854,000

Diversified Telecommunication Services — 2.9%
AT&T, Inc.(f)
4.65%, 06/01/44		111	101,209
4.75%, 05/15/46		2,545	2,345,823
Consolidated Communications, Inc., 6.50%, 10/01/28(c)		861	701,408
Level 3 Financing, Inc.(c)
3.40%, 03/01/27		573	495,915
4.63%, 09/15/27		233	197,376
4.25%, 07/01/28(f)		941	745,733
3.63%, 01/15/29		198	147,312
3.75%, 07/15/29		221	161,560
3.88%, 11/15/29		470	381,132
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(c)		345	336,030
Lumen Technologies, Inc.(c)
4.00%, 02/15/27		1,298	1,094,542
4.50%, 01/15/29(f)		833	560,193
5.38%, 06/15/29		60	41,563
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(g)		383	38,492
SoftBank Group Corp., 4.50%, 04/20/25(e)	EUR	100	105,448
Sprint Capital Corp.
6.88%, 11/15/28	USD	1,886	2,017,712
8.75%, 03/15/32		1,090	1,346,150
Telecom Italia Capital SA
6.38%, 11/15/33		191	162,394

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia Capital SA (continued)
6.00%, 09/30/34(f)	USD	569	$456,557
7.20%, 07/18/36		137	116,387
7.72%, 06/04/38		71	61,229
Telecom Italia SpA
5.30%, 05/30/24(c)		202	195,982
2.75%, 04/15/25(e)	EUR	100	101,649
1.63%, 01/18/29(e)		100	82,269
Verizon Communications, Inc.(f)
4.50%, 08/10/33	USD	500	488,835
3.70%, 03/22/61		1,250	949,539
Zayo Group Holdings, Inc.(c)(f)
4.00%, 03/01/27		1,899	1,509,895
6.13%, 03/01/28		2,128	1,463,000

			16,405,334

Education — 0.0%
Grand Canyon University, 5.13%, 10/01/28		249	235,701

Electric Utilities — 0.9%
Comision Federal de Electricidad, 4.88%, 01/15/24		323	320,436
Duke Energy Corp., 4.80%, 12/15/45(f)		1,500	1,411,769
Edison International, 6.95%, 11/15/29		130	141,139
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(c)		309	253,245
Enel Finance International NV, 3.63%, 05/25/27(c)(f)		1,250	1,181,285
FirstEnergy Corp., Series C, 3.40%, 03/01/50		575	408,486
FirstEnergy Transmission LLC(c)
5.45%, 07/15/44(f)		497	490,962
4.55%, 04/01/49		90	78,264
NextEra Energy Operating Partners LP(c)
4.25%, 07/15/24		205	200,216
4.25%, 09/15/24		11	10,257
Virginia Electric and Power Co., Series A, 6.00%, 05/15/37(f)		750	821,968

			5,318,027

Electrical Equipment(c) — 0.4%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		572	563,327
GrafTech Finance, Inc., 4.63%, 12/15/28		176	150,001
Regal Rexnord Corp.
6.05%, 02/15/26		115	116,866
6.05%, 04/15/28		795	807,096
6.30%, 02/15/30		265	270,211
6.40%, 04/15/33		385	394,750

			2,302,251

Electronic Equipment, Instruments & Components — 0.6%
BWX Technologies, Inc.(c)
4.13%, 06/30/28		22	19,855
4.13%, 04/15/29		265	237,183
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28		169	148,523
3.25%, 02/15/29		351	304,037
Corning, Inc., 4.38%, 11/15/57(f)		1,915	1,648,034
Imola Merger Corp., 4.75%, 05/15/29(c)		683	594,210
Vertiv Group Corp., 4.13%, 11/15/28(c)		776	672,901

			3,624,743

Security		Par (000)	Value

Energy Equipment & Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.(c)
6.88%, 04/01/27	USD	209	$204,820
6.25%, 04/01/28		1,088	1,033,600
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26		346	339,582
6.88%, 09/01/27		657	637,290
Vallourec SA, 8.50%, 06/30/26(e)	EUR	32	35,047
Weatherford International Ltd.(c)
11.00%, 12/01/24	USD	9	9,247
6.50%, 09/15/28		280	278,600
8.63%, 04/30/30(f)		408	411,839

			2,950,025

Environmental, Maintenance & Security Service — 0.7%
Clean Harbors, Inc.(c)
4.88%, 07/15/27		297	286,540
5.13%, 07/15/29		149	143,070
6.38%, 02/01/31		142	144,655
Covanta Holding Corp.
4.88%, 12/01/29(c)		181	158,149
5.00%, 09/01/30		91	77,424
GFL Environmental, Inc.(c)
3.75%, 08/01/25		176	167,244
5.13%, 12/15/26		496	482,484
4.00%, 08/01/28(f)		567	503,354
3.50%, 09/01/28		121	107,892
4.75%, 06/15/29		483	435,927
4.38%, 08/15/29		403	357,388
Stericycle, Inc., 3.88%, 01/15/29(c)		210	186,325
Tervita Corp., 11.00%, 12/01/25(c)		147	159,311
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		1,043	969,990

			4,179,753

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 4.05%, 03/15/32(f)		338	313,178
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(c)		227	199,290
Emeria SASU, 7.75%, 03/31/28(k)	EUR	100	108,715
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(c)	USD	183	154,682
Iron Mountain, Inc.(c)
5.00%, 07/15/28		40	36,781
5.25%, 07/15/30		183	165,604
5.63%, 07/15/32		166	149,389
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24(e)		232	174,000
MPT Operating Partnership LP/MPT Finance Corp.(f)
4.63%, 08/01/29		410	318,775
3.50%, 03/15/31		1,712	1,198,414
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		583	546,052
4.50%, 02/15/29(c)		227	201,758
RLJ Lodging Trust LP(c)
3.75%, 07/01/26		173	158,030
4.00%, 09/15/29		124	103,999
Trust Fibra Uno, 5.25%, 01/30/26(c)		235	228,684
VICI Properties LP
4.75%, 02/15/28		56	54,226

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties LP (continued) 4.95%, 02/15/30	USD	254	$245,631
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(c)		64	57,655

			4,414,863

Food & Staples Retailing — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(c)
3.25%, 03/15/26		756	699,270
7.50%, 03/15/26		127	130,230
4.63%, 01/15/27		972	921,505
5.88%, 02/15/28		377	368,517
4.88%, 02/15/30(f)		281	258,474
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(e)	GBP	100	101,402
BRF GmbH, 4.35%, 09/29/26(e)	USD	200	182,163
Darling Ingredients, Inc., 6.00%, 06/15/30(c)(f)		557	554,215
Kraft Heinz Foods Co.(f)
4.88%, 10/01/49		84	78,566
5.50%, 06/01/50		203	207,181
Lamb Weston Holdings, Inc.(c)
4.88%, 05/15/28		373	360,753
4.13%, 01/31/30		368	331,660
4.38%, 01/31/32(f)		477	427,187
Ocado Group PLC, 3.88%, 10/08/26(e)	GBP	100	96,347
Performance Food Group, Inc., 4.25%, 08/01/29(c)	USD	502	447,909
Post Holdings, Inc.(c)
5.75%, 03/01/27		42	41,373
5.50%, 12/15/29		190	176,201
4.63%, 04/15/30(f)		397	349,360
4.50%, 09/15/31		14	12,075
Premier Foods Finance PLC, 3.50%, 10/15/26(e)	GBP	100	110,323
U.S. Foods, Inc.(c)
4.75%, 02/15/29	USD	427	390,617
4.63%, 06/01/30		51	45,656
United Natural Foods, Inc., 6.75%, 10/15/28(c)		44	42,460

			6,333,444

Food Products — 0.7%
Aramark Services, Inc.(c)
5.00%, 04/01/25		242	238,370
6.38%, 05/01/25(f)		105	105,026
5.00%, 02/01/28(f)		704	663,520
Chobani LLC/Chobani Finance Corp., Inc.(c)
7.50%, 04/15/25(f)		1,097	1,076,080
4.63%, 11/15/28		846	771,975
Grupo Bimbo SAB de C.V.(b)(j)
(5 year CMT + 3.28%), 5.95%(e)		352	350,178
(5 year CMT + 3.28%), 5.95%(c)		287	285,515
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/31(c)(f)		357	301,586
Pilgrim’s Pride Corp., 3.50%, 03/01/32(c)		168	136,903
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(c)		159	134,806

			4,063,959

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)		117	101,787

Security		Par (000)	Value

Health Care Equipment & Supplies(c) — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/28(f)	USD	931	$877,551
3.88%, 11/01/29		219	192,514
Embecta Corp., 6.75%, 02/15/30		95	85,480
Garden Spinco Corp., 8.63%, 07/20/30		254	271,781

			1,427,326

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(c)		111	103,796
AdaptHealth LLC(c)
6.13%, 08/01/28		97	91,762
5.13%, 03/01/30		34	30,261
AHP Health Partners, Inc., 5.75%, 07/15/29(c)		415	341,415
Cano Health LLC, 6.25%, 10/01/28(c)		100	63,750
Centene Corp.
2.45%, 07/15/28(f)		502	434,857
3.00%, 10/15/30(f)		770	658,350
2.50%, 03/01/31(f)		1,268	1,036,618
2.63%, 08/01/31		344	281,721
CHS/Community Health Systems, Inc.(c)
5.63%, 03/15/27		132	116,846
6.00%, 01/15/29(f)		653	573,171
5.25%, 05/15/30		811	654,412
4.75%, 02/15/31		416	318,237
Elevance Health, Inc., 2.75%, 10/15/42(h)		24	171,046
Encompass Health Corp.
4.50%, 02/01/28		20	18,669
4.75%, 02/01/30		603	552,746
4.63%, 04/01/31		270	237,653
Legacy LifePoint Health LLC, 4.38%, 02/15/27(c)		192	168,000
Medline Borrower LP(c)(f)
3.88%, 04/01/29		623	532,674
5.25%, 10/01/29		1,344	1,125,311
Molina Healthcare, Inc.(c)
4.38%, 06/15/28(f)		152	140,380
3.88%, 11/15/30		321	276,102
3.88%, 05/15/32(f)		284	238,100
Northwell Healthcare, Inc., 4.26%, 11/01/47(f)		686	587,850
Surgery Center Holdings, Inc.(c)(f)
6.75%, 07/01/25		392	389,256
10.00%, 04/15/27		457	466,132
Teleflex, Inc.
4.63%, 11/15/27		100	95,471
4.25%, 06/01/28(c)(f)		278	256,441
Tenet Healthcare Corp.
4.63%, 07/15/24		104	102,570
4.63%, 09/01/24		433	426,081
4.88%, 01/01/26		768	748,009
6.25%, 02/01/27		231	225,803
5.13%, 11/01/27(f)		459	441,787
6.13%, 10/01/28		235	219,744
4.25%, 06/01/29		61	54,315
6.13%, 06/15/30(c)(f)		452	438,761
UnitedHealth Group, Inc., 4.38%, 03/15/42(f)		750	709,361

			13,327,458

Health Care Technology(c) — 0.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30(f)		1,659	1,374,502
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27(f)		341	322,510
3.13%, 02/15/29		201	166,275

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Technology (continued)
Catalent Pharma Solutions, Inc. (continued)
3.50%, 04/01/30	USD	479	$395,774
Charles River Laboratories International, Inc., 4.00%, 03/15/31		55	48,523
IQVIA, Inc.
5.00%, 10/15/26		548	534,300
5.00%, 05/15/27(f)		517	501,702
Syneos Health, Inc., 3.63%, 01/15/29		68	54,995

			3,398,581

Hotels, Restaurants & Leisure — 2.9%
Boyd Gaming Corp., 4.75%, 06/15/31(c)(f)		495	445,406
Boyne USA, Inc., 4.75%, 05/15/29(c)		440	398,677
Burger King (Restaurant Brands Int)/New Red Finance, Inc.(c)
3.88%, 01/15/28		557	509,087
4.38%, 01/15/28(f)		157	144,473
4.00%, 10/15/30		207	176,209
Caesars Entertainment, Inc.(c)
6.25%, 07/01/25(f)		1,300	1,294,992
8.13%, 07/01/27(f)		2,072	2,103,080
4.63%, 10/15/29		803	686,565
7.00%, 02/15/30(k)		1,545	1,572,038
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(c)		20	20,003
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(c)		596	564,710
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(c)		559	554,929
Champion Path Holdings Ltd., 4.50%, 01/27/26(e)		250	225,625
Churchill Downs, Inc.(c)
5.50%, 04/01/27		658	638,159
4.75%, 01/15/28		434	406,076
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(c)
4.63%, 01/15/29		56	49,424
6.75%, 01/15/30		82	68,060
Fortune Star BVI Ltd., 6.75%, 07/02/23(e)		200	194,500
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(c)		186	165,188
4.88%, 01/15/30		533	502,470
4.00%, 05/01/31(c)		423	366,530
3.63%, 02/15/32(c)		20	16,795
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		246	238,164
Lottomatica SpA/Roma, 6.25%, 07/15/25(e)	EUR	100	107,628
Melco Resorts Finance Ltd., 5.25%, 04/26/26(e)	USD	250	232,500
Merlin Entertainments Ltd., 5.75%, 06/15/26(c)		400	380,842
MGM China Holdings Ltd., 5.88%, 05/15/26(e)		250	236,297
MGM Resorts International
6.00%, 03/15/23		494	493,788
5.75%, 06/15/25		35	34,558
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(c)		301	263,388
Motion Bondco DAC, 6.63%, 11/15/27(c)		200	180,996
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.(c)
5.63%, 09/01/29		148	106,375
5.88%, 09/01/31		148	103,283

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(c)	USD	225	$209,250
Scientific Games International, Inc.(c)
7.00%, 05/15/28(f)		190	188,099
7.25%, 11/15/29		213	213,564
Station Casinos LLC, 4.63%, 12/01/31(c)		354	298,392
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25(e).	GBP	100	114,208
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(c)	USD	204	188,150
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(c)		268	253,174
Wynn Macau Ltd., 5.50%, 01/15/26(e)		200	187,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)(f)		968	863,940
Yum! Brands, Inc.
3.88%, 11/01/23		110	108,921
4.75%, 01/15/30(c)		111	103,813
3.63%, 03/15/31		123	104,849
5.38%, 04/01/32		49	46,490
5.35%, 11/01/43		85	72,751

			16,433,416

Household Durables — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.(c)
4.63%, 08/01/29		128	106,880
4.63%, 04/01/30		185	153,626
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(c)
5.00%, 06/15/29		266	211,244
4.88%, 02/15/30		476	368,883
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(c)		27	24,503
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(c)		284	275,490
Mattamy Group Corp., 4.63%, 03/01/30(c)(f)		257	216,751
Meritage Homes Corp., 5.13%, 06/06/27		57	54,577
NCR Corp.(c)
5.75%, 09/01/27		259	251,323
5.00%, 10/01/28		143	125,963
5.13%, 04/15/29		197	171,598
6.13%, 09/01/29		93	92,070
SWF Escrow Issuer Corp., 6.50%, 10/01/29(c)(f)		422	277,431
Taylor Morrison Communities, Inc.(c)
5.88%, 06/15/27		287	282,107
5.13%, 08/01/30		75	68,587
Tempur Sealy International, Inc.(c)
4.00%, 04/15/29		261	227,963
3.88%, 10/15/31		193	159,015

			3,068,011

Household Products — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/30		244	207,473
4.13%, 04/30/31(c)		224	187,904

			395,377

Independent Power and Renewable Electricity Producers — 0.8%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(e)		200	167,000
Calpine Corp.(c)
5.25%, 06/01/26		195	188,600
5.13%, 03/15/28(f)		1,281	1,159,831
4.63%, 02/01/29		145	126,017
5.00%, 02/01/31		58	49,701

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Clearway Energy Operating LLC(c)
4.75%, 03/15/28(f)	USD	116	$109,411
3.75%, 01/15/32		335	276,164
Greenko Mauritius Ltd., 6.25%, 02/21/23(e)		200	199,400
India Cleantech Energy, 4.70%, 08/10/26(c)		237	209,524
NRG Energy, Inc.
6.63%, 01/15/27		958	953,628
5.25%, 06/15/29(c)		347	313,168
3.63%, 02/15/31(c)		365	289,117
3.88%, 02/15/32(c)		25	19,460
SCC Power PLC(c)(g)
(4% PIK), 4.00%, 05/17/32		359	14,372
(8.00% Cash or 4.00% Cash + 4.00% PIK), 8.00%, 12/31/28		663	218,691
TerraForm Power Operating LLC, 4.75%, 01/15/30(c)		179	161,097

			4,455,181

Insurance — 2.2%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(c)		295	243,375
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(c)(f)
4.25%, 10/15/27		2,228	2,041,862
6.75%, 10/15/27		2,012	1,881,884
5.88%, 11/01/29		1,984	1,728,501
Allstate Corp., Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(b)(f)		2,000	1,970,900
AmWINS Group, Inc., 4.88%, 06/30/29(c)		366	321,042
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42(f).		250	245,626
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)		351	344,650
HUB International Ltd.(c)
7.00%, 05/01/26		1,392	1,378,122
5.63%, 12/01/29		67	59,956
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(c)		350	355,320
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(b)(e)	EUR	100	100,838
Ryan Specialty Group LLC, 4.38%, 02/01/30(c)	USD	173	155,916
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(c)(f)		700	629,580
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(b)(f)		1,090	1,085,095

			12,542,667

Interactive Media & Services — 0.2%
Arches Buyer, Inc., 4.25%, 06/01/28(c)		143	120,120
Cablevision Lightpath LLC, 5.63%, 09/15/28(c)		401	307,767
iliad SA, 5.38%, 06/14/27(e)	EUR	100	108,715
Netflix, Inc., 3.63%, 06/15/30(e)		100	103,921
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(c)
4.75%, 04/30/27	USD	387	351,230
6.00%, 02/15/28		277	228,672
United Group BV, 4.88%, 07/01/24(e)	EUR	100	104,919

			1,325,344

Internet Software & Services — 1.2%
ANGI Group LLC, 3.88%, 08/15/28(c)	USD	340	260,620
Booking Holdings, Inc., 0.75%, 05/01/25(f)(h)		63	89,700
Gen Digital, Inc., 7.13%, 09/30/30(c)		301	305,605

Security		Par (000)	Value

Internet Software & Services (continued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(c)
5.25%, 12/01/27	USD	359	$347,433
3.50%, 03/01/29		261	225,713
Match Group Holdings II LLC(c)
5.63%, 02/15/29		209	196,482
4.13%, 08/01/30		262	225,320
3.63%, 10/01/31		635	509,588
Uber Technologies, Inc.
0.00%, 12/15/25(f)(h)(i)		1,537	1,350,633
8.00%, 11/01/26(c)		983	1,006,238
7.50%, 09/15/27(c)(f)		1,157	1,174,783
6.25%, 01/15/28(c)		366	358,119
4.50%, 08/15/29(c)(f)		858	763,888

			6,814,122

IT Services — 1.1%
Ahead DB Holdings LLC, 6.63%, 05/01/28(c)		190	160,550
Booz Allen Hamilton, Inc.(c)
3.88%, 09/01/28(f)		352	318,465
4.00%, 07/01/29		503	450,814
CA Magnum Holdings, 5.38%, 10/31/26(c)		488	448,960
Camelot Finance SA, 4.50%, 11/01/26(c)		524	498,392
Dun & Bradstreet Corp., 5.00%, 12/15/29(c)		642	568,492
Fair Isaac Corp., 4.00%, 06/15/28(c)		459	426,184
Gartner, Inc.(c)
4.50%, 07/01/28		15	14,250
3.63%, 06/15/29		70	62,860
3.75%, 10/01/30(f)		268	237,515
KBR, Inc., 4.75%, 09/30/28(c)		268	241,962
La Financiere Atalian SASU, 5.13%, 05/15/25(e)	EUR	100	72,622
McAfee Corp., 7.38%, 02/15/30(c)	USD	1,084	900,367
Science Applications International Corp., 4.88%, 04/01/28(c)		377	353,437
Twilio, Inc.
3.63%, 03/15/29		61	51,792
3.88%, 03/15/31		645	532,436
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(c)(f)		1,130	974,625

			6,313,723

Leisure Products — 0.1%
Mattel, Inc.
3.75%, 04/01/29(c)		74	66,482
6.20%, 10/01/40		291	270,193
5.45%, 11/01/41		326	279,009

			615,684

Machinery — 1.1%
ATS Corp., 4.13%, 12/15/28(c)		139	124,520
Chart Industries, Inc.(c)
7.50%, 01/01/30		782	799,595
9.50%, 01/01/31		120	125,219
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(c)(g)		587	544,032
Madison IAQ LLC, 5.88%, 06/30/29(c)(f)		447	354,578
Mueller Water Products, Inc., 4.00%, 06/15/29(c)		122	108,204
OT Merger Corp., 7.88%, 10/15/29(c)		147	94,389
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(e)	EUR	100	105,969
Stevens Holding Co., Inc., 6.13%, 10/01/26(c)	USD	197	199,927
Terex Corp., 5.00%, 05/15/29(c)		421	393,109

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(c)(f)	USD	1,241	$1,173,862
TK Elevator Holdco GmbH, 7.63%, 07/15/28(c)		552	490,864
TK Elevator Midco GmbH, 4.38%, 07/15/27(e)	EUR	235	230,724
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(c)(f)	USD	1,748	1,617,896

			6,362,888

Marine — 0.0%
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30(f)		232	217,042

Media — 8.5%
Altice Financing SA
3.00%, 01/15/28(e)	EUR	100	87,146
5.00%, 01/15/28(c)(f)	USD	462	392,834
5.75%, 08/15/29(c)		1,578	1,325,371
Altice France Holding SA, 10.50%, 05/15/27(c)		776	666,390
AMC Networks, Inc.
4.75%, 08/01/25		283	241,965
4.25%, 02/15/29		157	96,751
Block Communications, Inc., 4.88%, 03/01/28(c)		168	147,840
Cable One, Inc.
0.00%, 03/15/26(h)(i)		114	91,599
1.13%, 03/15/28(h)		940	722,390
4.00%, 11/15/30(c)(f)		385	317,443
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(c)		711	677,619
5.00%, 02/01/28(c)		74	69,098
5.38%, 06/01/29(c)		658	608,650
6.38%, 09/01/29(c)(f)		955	921,575
4.75%, 03/01/30(c)(f)		368	321,555
4.50%, 08/15/30(c)(f)		816	697,239
4.25%, 02/01/31(c)(f)		1,017	847,212
7.38%, 03/01/31(c)(k)		398	398,995
4.75%, 02/01/32(c)		584	496,400
4.50%, 05/01/32(f)		318	263,145
4.50%, 06/01/33(c)(f)		332	269,750
4.25%, 01/15/34(c)		1,265	986,131
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.40%, 04/01/33		984	883,959
6.48%, 10/23/45(f)		3,000	2,951,236
Clear Channel International BV, 6.63%, 08/01/25(c)(f)		507	493,483
Clear Channel Outdoor Holdings, Inc.(c)(f)
5.13%, 08/15/27		1,975	1,791,256
7.75%, 04/15/28		1,211	1,030,234
7.50%, 06/01/29		794	647,110
CMG Media Corp., 8.88%, 12/15/27(c)		841	655,980
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(c)(f)		2,129	2,035,856
CSC Holdings LLC
5.25%, 06/01/24(f)		687	672,467
6.50%, 02/01/29(c)		368	318,386
4.13%, 12/01/30(c)(f)		1,135	839,071
3.38%, 02/15/31(c)		200	139,500
4.50%, 11/15/31(c)		1,011	744,581
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(c)(f)		589	533,519
Discovery Communications LLC, 4.95%, 05/15/42(f)		400	332,585
DISH DBS Corp.
7.75%, 07/01/26		1,070	869,011
5.25%, 12/01/26(c)(f)		1,753	1,510,867

Security		Par (000)	Value

Media (continued)
DISH DBS Corp. (continued)
5.75%, 12/01/28(c)	USD	738	$603,819
DISH Network Corp., 11.75%, 11/15/27(c)		234	243,173
Frontier Communications Holdings LLC(c)
5.88%, 10/15/27(f)		341	325,628
5.00%, 05/01/28		1,029	935,515
6.75%, 05/01/29(f)		337	288,977
6.00%, 01/15/30		213	174,965
8.75%, 05/15/30		748	775,115
GCI LLC, 4.75%, 10/15/28(c)		136	119,753
iHeartCommunications, Inc.
6.38%, 05/01/26		192	183,259
5.25%, 08/15/27(c)		213	190,769
4.75%, 01/15/28(c)		96	82,085
Iliad Holding SASU
6.50%, 10/15/26(c)(f)		1,522	1,441,266
5.63%, 10/15/28(e)	EUR	100	101,105
7.00%, 10/15/28(c)	USD	608	571,021
LCPR Senior Secured Financing DAC(c)
6.75%, 10/15/27		180	175,374
5.13%, 07/15/29(f)		686	603,680
Liberty Broadband Corp.(c)(h)
1.25%, 09/30/50		528	508,860
2.75%, 09/30/50		727	712,437
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(g)		313	95,788
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(c)		962	625,300
Live Nation Entertainment, Inc.(c)
4.88%, 11/01/24		40	38,846
6.50%, 05/15/27		1,554	1,562,606
4.75%, 10/15/27(f)		606	560,550
3.75%, 01/15/28		253	225,091
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(c)		209	196,884
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(b)(e)(j)		250	240,516
Outfront Media Capital LLC/Outfront Media Capital Corp.(c)
5.00%, 08/15/27(f)		556	511,444
4.25%, 01/15/29		280	240,700
4.63%, 03/15/30		105	90,186
Paramount Global, 5.85%, 09/01/43(f)		645	573,905
Radiate Holdco LLC/Radiate Finance, Inc.(c)
4.50%, 09/15/26		728	557,481
6.50%, 09/15/28(f)		1,701	886,204
Sable International Finance Ltd., 5.75%, 09/07/27(c)		200	189,000
Sinclair Television Group, Inc., 4.13%, 12/01/30(c)(f)		643	511,185
Sirius XM Radio, Inc.(c)
3.13%, 09/01/26(f)		627	564,316
5.00%, 08/01/27		552	522,330
4.00%, 07/15/28(f)		445	396,094
5.50%, 07/01/29		454	425,466
4.13%, 07/01/30		139	119,211
3.88%, 09/01/31		415	342,118
Stagwell Global LLC, 5.63%, 08/15/29(c)		129	113,036
Summer BC Holdco B SARL, 5.75%, 10/31/26(e)	EUR	100	97,979
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(c)	USD	400	371,600
Univision Communications, Inc.(c)
5.13%, 02/15/25		110	107,167
6.63%, 06/01/27		132	129,360

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Univision Communications, Inc.(c) (continued)
7.38%, 06/30/30	USD	270	$264,776
UPC Broadband Finco BV, 4.88%, 07/15/31(c)		574	504,988
Videotron Ltd., 3.63%, 06/15/29(c)		336	292,339
VZ Secured Financing BV, 3.50%, 01/15/32(e)	EUR	100	86,428
Warnermedia Holdings, Inc., 4.28%, 03/15/32(c)(f)	USD	983	874,826
Ziggo Bond Co. BV(c)
6.00%, 01/15/27(f)		638	603,408
5.13%, 02/28/30		295	243,817

Ziggo BV, 4.88%, 01/15/30(c)		217	189,016

			48,486,961

Metals & Mining — 2.5%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(e)		250	248,125
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		400	354,000
Arconic Corp.(c)
6.00%, 05/15/25		361	357,418
6.13%, 02/15/28(f)		488	468,867
ATI, Inc.
5.88%, 12/01/27		90	86,840
4.88%, 10/01/29		129	118,052
5.13%, 10/01/31		350	318,062
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(f)		250	232,790
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(c)		1,573	1,542,782
Carpenter Technology Corp.
6.38%, 07/15/28		57	56,145
7.63%, 03/15/30		422	433,141
Commercial Metals Co.
4.13%, 01/15/30		39	34,905
4.38%, 03/15/32		46	40,353
Constellium SE
4.25%, 02/15/26(e)	EUR	100	105,948
5.88%, 02/15/26(c)(f)	USD	1,193	1,179,972
5.63%, 06/15/28(c)		250	237,000
3.75%, 04/15/29(c)(f)		1,645	1,398,990
Freeport Indonesia PT, 4.76%, 04/14/27(e)		390	378,343
JSW Steel Ltd., 5.95%, 04/18/24(e)		200	197,000
Kaiser Aluminum Corp.(c)
4.63%, 03/01/28(f)		281	256,553
4.50%, 06/01/31		770	651,120
Metinvest BV(e)
8.50%, 04/23/26		302	159,305
7.65%, 10/01/27		200	105,000
New Gold, Inc., 7.50%, 07/15/27(c)		900	835,021
Novelis Corp.(c)
3.25%, 11/15/26(f)		835	755,942
4.75%, 01/30/30(f)		1,059	958,395
3.88%, 08/15/31		995	839,780
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(e)	EUR	300	283,368
POSCO(c)
5.63%, 01/17/26	USD	200	202,370
5.75%, 01/17/28		200	205,840
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(f)		400	398,161
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(c).		155	139,666
Stillwater Mining Co., 4.00%, 11/16/26(e)		426	394,050

Security		Par (000)	Value

Metals & Mining (continued)
Vedanta Resources Finance II PLC
13.88%, 01/21/24(e)	USD	200	$176,913
8.95%, 03/11/25(c)		320	250,400

			14,400,617

Multiline Retail — 0.1%
NMG Holding Co., Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26(c)		398	380,036

Offshore Drilling & Other Services(c) — 0.4%
Entegris Escrow Corp., 4.75%, 04/15/29		1,939	1,817,306
Entegris, Inc.
4.38%, 04/15/28		223	201,815
3.63%, 05/01/29		202	172,269

			2,191,390

Oil, Gas & Consumable Fuels — 12.4%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(c)		1,057	1,051,715
Antero Midstream Partners LP/Antero Midstream
Finance Corp.(c)
5.75%, 03/01/27		382	370,540
5.75%, 01/15/28		75	71,719
5.38%, 06/15/29		263	244,261
Antero Resources Corp., 7.63%, 02/01/29(c)		158	161,571
Apache Corp.
4.25%, 01/15/30(f)		315	288,175
5.10%, 09/01/40(f)		520	454,090
4.75%, 04/15/43		800	633,304
5.35%, 07/01/49		83	68,666
Arcosa, Inc., 4.38%, 04/15/29(c)		477	426,574
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(c)
9.00%, 11/01/27		1,172	1,444,490
5.88%, 06/30/29		131	115,313
Buckeye Partners LP
4.13%, 03/01/25(c)		345	327,750
5.85%, 11/15/43		182	139,230
5.60%, 10/15/44		117	89,223
Callon Petroleum Co.
6.38%, 07/01/26		152	146,399
8.00%, 08/01/28(c)(f)		739	738,601
7.50%, 06/15/30(c)		775	749,812
Cheniere Energy Partners LP
4.50%, 10/01/29(f)		1,454	1,364,026
4.00%, 03/01/31		851	763,483
3.25%, 01/31/32(f)		811	677,047
Chesapeake Energy Corp.(c)
5.88%, 02/01/29		53	50,754
6.75%, 04/15/29		605	596,560
Civitas Resources, Inc., 5.00%, 10/15/26(c)		113	105,373
CNX Midstream Partners LP, 4.75%, 04/15/30(c)		124	104,920
CNX Resources Corp.(c)
6.00%, 01/15/29		139	127,599
7.38%, 01/15/31(f)		268	260,627
Comstock Resources, Inc.(c)(f)
6.75%, 03/01/29		662	610,695
5.88%, 01/15/30		1,079	925,242
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(c)(f)		1,969	1,793,001

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Crescent Energy Finance LLC(c)
7.25%, 05/01/26(f)	USD	902	$865,920
9.25%, 02/15/28(k)		232	231,640
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.(c)
5.63%, 05/01/27		67	64,033
6.00%, 02/01/29		369	350,058
8.00%, 04/01/29		57	57,853
7.38%, 02/01/31		126	126,788
CrownRock LP/CrownRock Finance, Inc.(c)
5.63%, 10/15/25(f)		1,166	1,136,850
5.00%, 05/01/29		56	51,293
DCP Midstream Operating LP(c)
6.45%, 11/03/36(f)		182	190,907
6.75%, 09/15/37		323	353,830
Diamondback Energy, Inc., 6.25%, 03/15/33(f)		1,022	1,087,674
DT Midstream, Inc.(c)
4.13%, 06/15/29(f)		489	429,097
4.38%, 06/15/31		657	574,692
Dycom Industries, Inc., 4.50%, 04/15/29(c)		151	135,183
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(c)(f)		453	441,675
Ecopetrol SA
4.13%, 01/16/25		396	382,635
4.63%, 11/02/31		370	291,393
8.88%, 01/13/33		339	347,068
5.88%, 05/28/45		215	153,967
eG Global Finance PLC(c)
6.75%, 02/07/25		252	234,045
8.50%, 10/30/25		299	281,807
EIG Pearl Holdings SARL, 3.55%, 08/31/36(c)(f)		422	365,030
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32(c)		185	160,870
Empresa Nacional del Petroleo, 3.75%, 08/05/26(e)		204	191,798
Enbridge, Inc.(b)(f)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78		1,865	1,774,888
Series 20-A, (5 year CMT + 5.31%), 5.75%, 07/15/80		690	652,940
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(c)		567	555,660
Energy Transfer LP(f)
5.55%, 02/15/28		96	97,558
3.75%, 05/15/30		1,055	966,905
5.75%, 02/15/33		240	246,648
6.13%, 12/15/45		500	499,734
5.30%, 04/15/47		350	316,636
Series H, (5 year CMT + 5.69%), 6.50%(b)(j)		894	838,465
EnLink Midstream LLC
5.63%, 01/15/28(c)		450	439,875
5.38%, 06/01/29		428	412,509
6.50%, 09/01/30(c)		302	307,662
EnLink Midstream Partners LP
4.15%, 06/01/25		28	26,977
4.85%, 07/15/26		160	155,132
5.60%, 04/01/44		274	229,500
5.05%, 04/01/45		49	38,521
5.45%, 06/01/47		78	64,884
Enterprise Products Operating LLC, (3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(b)		420	351,327
EQM Midstream Partners LP
6.00%, 07/01/25(c)		44	43,318
4.13%, 12/01/26		131	118,508
4.50%, 01/15/29(c)		34	29,820

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EQM Midstream Partners LP (continued)
7.50%, 06/01/30(c)	USD	108	$107,865
4.75%, 01/15/31(c)		804	680,041
EQT Corp., 1.75%, 05/01/26(h)		99	222,107
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25(f)		135	132,638
7.75%, 02/01/28		204	197,142
8.88%, 04/15/30		201	204,266
Gulfport Energy Corp., 8.00%, 05/17/26(c)		47	46,568
Harvest Midstream I LP, 7.50%, 09/01/28(c)		78	76,733
Hess Corp., 4.30%, 04/01/27(f)		750	734,623
Hess Midstream Operations LP, 4.25%, 02/15/30(c)		305	267,121
Hilcorp Energy I LP/Hilcorp Finance Co.(c)
6.25%, 11/01/28		188	180,576
5.75%, 02/01/29		283	263,190
6.00%, 04/15/30		35	32,538
6.00%, 02/01/31		20	18,494
6.25%, 04/15/32		10	9,230
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(e)		200	191,975
HTA Group Ltd., 7.00%, 12/18/25(c)		431	404,951
IHS Holding Ltd., 6.25%, 11/29/28(c)		200	163,713
Impulsora Pipeline LLC, 6.05%, 01/01/43(a)		1,524	1,384,995
ITT Holdings LLC, 6.50%, 08/01/29(c)		437	379,644
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24(f)		2,500	2,469,164
Kinder Morgan, Inc., 4.80%, 02/01/33(f)		508	491,223
Kinetik Holdings LP, 5.88%, 06/15/30(c)(f)		709	673,550
Leviathan Bond Ltd., 5.75%, 06/30/23(c)(e)		169	168,325
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(c)		41	39,668
Matador Resources Co., 5.88%, 09/15/26(f)		401	394,433
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)		320	279,104
Medco Bell Pte. Ltd., 6.38%, 01/30/27(e)		250	237,500
MPLX LP, 4.25%, 12/01/27(f)		235	228,449
Murphy Oil Corp.
5.88%, 12/01/27		25	24,439
6.13%, 12/01/42		35	28,639
Murphy Oil USA, Inc., 4.75%, 09/15/29		171	156,679
Nabors Industries Ltd.(c)
7.25%, 01/15/26		273	265,492
7.50%, 01/15/28		319	304,074
Nabors Industries, Inc.
5.75%, 02/01/25		881	854,178
7.38%, 05/15/27(c)(f)		423	423,550
New Fortress Energy, Inc.(c)
6.75%, 09/15/25		1,332	1,274,239
6.50%, 09/30/26		1,261	1,160,322
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(c)		470	446,340
NGPL PipeCo LLC, 7.77%, 12/15/37(c)(f)		270	302,987
Northern Oil & Gas, Inc., 8.13%, 03/01/28(c)(f)		1,194	1,189,320
NuStar Logistics LP
6.00%, 06/01/26		234	229,161
6.38%, 10/01/30		30	28,898
Occidental Petroleum Corp.
6.95%, 07/01/24		38	38,689
5.88%, 09/01/25		150	151,829
8.88%, 07/15/30		197	231,967
6.63%, 09/01/30(f)		1,047	1,111,545
7.50%, 05/01/31		193	214,713
6.45%, 09/15/36(f)		457	480,595

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
6.20%, 03/15/40	USD	801	$809,378
6.60%, 03/15/46		49	52,179
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(c)(g)		1	135
ONEOK, Inc., 4.35%, 03/15/29(f)		297	283,378
OQ SAOC, 5.13%, 05/06/28(c)		300	288,525
PDC Energy, Inc.
6.13%, 09/15/24		89	88,500
5.75%, 05/15/26		292	282,402
Permian Resources Operating LLC(c)
7.75%, 02/15/26		584	583,650
6.88%, 04/01/27		132	129,345
5.88%, 07/01/29		452	423,661
Pertamina Persero PT, 3.65%, 07/30/29(e)		352	324,759
Petroleos Mexicanos
6.50%, 03/13/27(f)		359	338,277
8.75%, 06/02/29(f)		357	347,994
5.95%, 01/28/31		435	347,304
6.70%, 02/16/32		220	182,050
Plains All American Pipeline LP/PAA Finance Corp.(f)
3.55%, 12/15/29		213	191,571
3.80%, 09/15/30		365	331,588
Precision Drilling Corp., 6.88%, 01/15/29(c)		16	15,412
Puma International Financing SA, 5.13%, 10/06/24(c)		483	465,612
Range Resources Corp., 4.88%, 05/15/25		18	17,366
Rockcliff Energy II LLC, 5.50%, 10/15/29(c)		479	455,644
Rockies Express Pipeline LLC, 4.95%, 07/15/29(c)		66	59,656
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37(c)		185	192,005
Shell International Finance BV, 4.38%, 05/11/45(f)		450	423,843
SM Energy Co.
5.63%, 06/01/25		72	70,560
6.75%, 09/15/26(f)		161	158,481
6.63%, 01/15/27		27	26,240
6.50%, 07/15/28		130	123,659
Southwestern Energy Co.
5.38%, 02/01/29		296	278,135
4.75%, 02/01/32		206	181,593
Suncor Energy, Inc., 6.50%, 06/15/38(f)		800	870,638
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		75	74,957
5.88%, 03/15/28		147	144,060
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)
6.00%, 03/01/27		53	50,249
5.50%, 01/15/28		98	90,247
6.00%, 12/31/30		36	32,788
6.00%, 09/01/31		168	151,200
Tap Rock Resources LLC, 7.00%, 10/01/26(c)		982	929,463
Transocean Titan Financing Ltd., 8.38%, 02/01/28(c)		228	236,600
Transocean, Inc.(c)
7.50%, 01/15/26		316	297,040
11.50%, 01/30/27		239	249,385
8.75%, 02/15/30		1,186	1,222,766
Vantage Towers AG, 0.38%, 03/31/27(e)	EUR	100	101,608
Venture Global Calcasieu Pass LLC(c)
3.88%, 08/15/29	USD	1,114	991,460
4.13%, 08/15/31		1,172	1,039,048
3.88%, 11/01/33(f)		1,961	1,665,771
Vermilion Energy, Inc., 6.88%, 05/01/30(c)		204	188,190

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Vivo Energy Investments BV, 5.13%, 09/24/27(c)	USD	349	$325,181
Western Midstream Operating LP
5.45%, 04/01/44(f)		934	822,116
5.30%, 03/01/48		43	37,625
5.50%, 08/15/48		103	89,491
5.50%, 02/01/50(f)		978	848,415
Williams Cos, Inc., 4.50%, 11/15/23(f)		1,750	1,743,922

			70,846,937

Pharmaceuticals — 1.3%
AbbVie, Inc.(f)
4.75%, 03/15/45		500	480,389
4.45%, 05/14/46		1,000	919,300
Bayer AG, (5 year EUR Swap + 3.75%), 4.50%, 03/25/82(b)(e)	EUR	100	102,339
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(e)		100	97,789
CVS Health Corp., 5.05%, 03/25/48(f)	USD	1,110	1,055,296
Elanco Animal Health, Inc., 6.40%, 08/28/28		230	224,526
Gruenenthal GmbH, 4.13%, 05/15/28(e)	EUR	100	98,805
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD	200	182,468
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26(e)	EUR	100	105,878
Option Care Health, Inc., 4.38%, 10/31/29(c)	USD	314	271,240
Organon & Co./Organon Foreign Debt Co.-Issuer BV(c)(f)
4.13%, 04/30/28		1,153	1,042,831
5.13%, 04/30/31		536	483,895
PRA Health Sciences, Inc., 2.88%, 07/15/26(c)(f)		563	515,241
Prestige Brands, Inc., 3.75%, 04/01/31(c)		190	161,329
Rossini SARL, 6.75%, 10/30/25(e)	EUR	166	181,470
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25		100	109,381
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/25	USD	200	201,835
4.75%, 05/09/27		200	184,625
6.75%, 03/01/28		200	200,674
Utah Acquisition Sub, Inc., 3.95%, 06/15/26(f)		650	619,742

			7,239,053

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(c)		128	119,588

Real Estate Management & Development — 0.7%
ADLER Group SA, 2.75%, 11/13/26(e)(l)(m)	EUR	200	89,059
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(c)	USD	325	308,100
CIFI Holdings Group Co. Ltd., 6.00%, 07/16/25(e)(l)(m)		200	61,500
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24(e) .		200	166,163
DIC Asset AG, 2.25%, 09/22/26(e)	EUR	100	74,448
Easy Tactic Ltd., (6.50% Cash or 7.50% PIK), 7.50%, 07/11/27(g)	USD	218	69,409
Fantasia Holdings Group Co. Ltd.(l)(m)
11.75%, 04/17/22(e)		430	74,175
12.25%, 10/18/22		200	34,500
11.88%, 06/01/23(e)		200	34,500
9.25%, 07/28/23(e)		400	69,000
Fastighets AB Balder, (5 year EUR Swap + 3.19%), 2.87%, 06/02/81(b)(e)	EUR	100	83,276
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(c)	USD	120	118,012
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(b)(e)(j)	EUR	100	63,615

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Howard Hughes Corp.(c)
5.38%, 08/01/28	USD	106	$98,197
4.13%, 02/01/29		189	163,205
4.38%, 02/01/31		176	146,244
MAF Sukuk Ltd.(e)
4.64%, 05/14/29(f)		325	323,030
3.93%, 02/28/30		262	249,113
Modern Land China Co. Ltd., 9.00%, 12/30/26		226	17,374
Realogy Group LLC/Realogy Co.-Issuer Corp.(c)
5.75%, 01/15/29		375	291,577
5.25%, 04/15/30		173	129,750
Ronshine China Holdings Ltd., 7.35%, 12/15/23(e)(l)(m) .		23	2,818
Shui On Development Holding Ltd., 5.75%, 11/12/23(e)		200	194,500
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(l)(m)		200	2,000
Starwood Property Trust, Inc., 4.38%, 01/15/27(c)		99	88,853
Theta Capital Pte. Ltd., 8.13%, 01/22/25(e)		200	172,912
VICI Properties LP, 5.13%, 05/15/32		805	770,063

			3,895,393

Road & Rail — 0.5%
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(f)		500	472,814
Danaos Corp., 8.50%, 03/01/28(c)		100	95,830
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(c)(f)		1,864	1,817,344
Seaspan Corp., 5.50%, 08/01/29(c)		212	159,329
Union Pacific Corp., 3.20%, 05/20/41(f)		275	227,641

			2,772,958

Semiconductors & Semiconductor Equipment — 0.8%
ams-OSRAM AG, 6.00%, 07/31/25(e)	EUR	100	104,656
Broadcom, Inc.
4.15%, 11/15/30	USD	111	103,544
2.45%, 02/15/31(c)(f)		104	85,372
4.30%, 11/15/32(f)		856	788,266
2.60%, 02/15/33(c)(f)		282	221,533
3.42%, 04/15/33(c)(f)		527	442,126
3.47%, 04/15/34(c)		12	9,950
3.14%, 11/15/35(c)(f)		298	231,354
Marvell Technology, Inc., 2.95%, 04/15/31(f)		375	317,011
QUALCOMM, Inc., 4.65%, 05/20/35(f)		400	408,723
Sensata Technologies BV(c)
5.00%, 10/01/25		368	363,950
4.00%, 04/15/29		216	193,860
5.88%, 09/01/30		309	303,206
Sensata Technologies, Inc.(c)
4.38%, 02/15/30(f)		818	740,503
3.75%, 02/15/31		44	37,349
Synaptics, Inc., 4.00%, 06/15/29(c)		287	248,517

			4,599,920

Software — 2.1%
ACI Worldwide, Inc., 5.75%, 08/15/26(c)		510	503,625
Black Knight InfoServ LLC, 3.63%, 09/01/28(c)		501	444,637
Boxer Parent Co., Inc.
6.50%, 10/02/25(e)	EUR	100	107,313
7.13%, 10/02/25(c)	USD	761	753,410
9.13%, 03/01/26(c)		194	184,323
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(c)		716	714,133
Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(c)(f)		3,182	2,792,489
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		53	45,478

Security		Par (000)	Value

Software (continued)
Elastic NV, 4.13%, 07/15/29(c)	USD	481	$411,624
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(c)		400	321,496
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(c)		294	254,898
MicroStrategy, Inc., 6.13%, 06/15/28(c)(f)		577	486,933
MSCI, Inc.(c)
3.63%, 09/01/30		117	101,839
3.88%, 02/15/31		136	120,030
3.25%, 08/15/33		163	133,660
Open Text Corp., 6.90%, 12/01/27(c)		1,133	1,159,909
Oracle Corp.(f)
2.95%, 04/01/30		120	105,555
2.88%, 03/25/31		341	293,710
6.25%, 11/09/32		856	930,435
3.60%, 04/01/50		250	183,714
PTC, Inc., 4.00%, 02/15/28(c)		242	225,453
SS&C Technologies, Inc., 5.50%, 09/30/27(c)		1,372	1,319,513
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(c)		372	245,410

			11,839,587

Specialty Retail(c) — 0.3%
Arko Corp., 5.13%, 11/15/29		232	183,906
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28		436	403,293
7.75%, 02/15/29		895	879,553
Staples, Inc., 7.50%, 04/15/26		526	467,377

			1,934,129

Technology Hardware, Storage & Peripherals — 0.2%
Coherent Corp., 5.00%, 12/15/29(c)		947	860,022

Textiles, Apparel & Luxury Goods(c) — 0.1%
Crocs, Inc.
4.25%, 03/15/29		32	27,880
4.13%, 08/15/31		191	158,842
Kontoor Brands, Inc., 4.13%, 11/15/29		126	108,986
Levi Strauss & Co., 3.50%, 03/01/31		244	203,740
William Carter Co., 5.63%, 03/15/27		28	27,240

			526,688

Thrifts & Mortgage Finance — 0.3%
doValue SpA, 3.38%, 07/31/26(e)	EUR	100	99,849
Home Point Capital, Inc., 5.00%, 02/01/26(c)	USD	247	177,935
MGIC Investment Corp., 5.25%, 08/15/28		216	203,623
Nationstar Mortgage Holdings, Inc.(c)
6.00%, 01/15/27		237	219,818
5.13%, 12/15/30		136	110,160
5.75%, 11/15/31		146	117,530
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(c)(f)		614	547,421

			1,476,336

Tobacco(f) — 0.4%
Altria Group, Inc., 4.50%, 05/02/43		750	596,611
Philip Morris International, Inc., 4.38%, 11/15/41		900	792,599
Reynolds American, Inc., 5.85%, 08/15/45		715	653,339

			2,042,549

Transportation — 0.0%
XPO Escrow Sub LLC, 7.50%, 11/15/27(c)		109	112,008

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Transportation Infrastructure — 0.5%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(c)	USD	320	$259,560
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(c)		274	270,404
DP World Salaam, (5 year CMT + 5.75%), 6.00%(b)(e)(j)		456	456,285
FedEx Corp.(f)
3.90%, 02/01/35		500	450,511
4.75%, 11/15/45		500	454,519
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(e)		200	173,850
Heathrow Finance PLC, 4.13%, 09/01/29(e)(n)	GBP	100	98,628
Mexico City Airport Trust, 5.50%, 07/31/47(e)	USD	308	248,187
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(c)(f)		520	505,366

			2,917,310

Utilities — 0.4%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(e)		223	198,512
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(c)		200	189,850
Consensus Cloud Solutions, Inc.(c)
6.00%, 10/15/26		91	86,964
6.50%, 10/15/28		83	77,705
Genneia SA, 8.75%, 09/02/27(c)		168	162,148
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e).		250	222,313
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(c)		471	432,142
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		162	157,093
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(e)	GBP	168	180,708
TransAlta Corp., 7.75%, 11/15/29	USD	142	146,019
Vistra Operations Co. LLC(c)
5.50%, 09/01/26		18	17,531
5.63%, 02/15/27(f)		254	245,296
5.00%, 07/31/27		18	16,939
4.38%, 05/01/29		191	167,955

			2,301,175

Wireless Telecommunication Services — 1.3%
Altice France SA/France
5.88%, 02/01/27(e)	EUR	100	98,387
8.13%, 02/01/27(c)(f)	USD	570	534,341
5.50%, 01/15/28(c)		357	296,496
5.13%, 01/15/29(c)		201	157,536
5.13%, 07/15/29(c)(f)		1,206	946,613
Kenbourne Invest SA(c)
6.88%, 11/26/24		205	190,394
4.70%, 01/22/28		200	151,000
Millicom International Cellular SA, 5.13%, 01/15/28(e)		283	252,362
SBA Communications Corp.
3.13%, 02/01/29		920	779,408
3.88%, 02/15/27(f)		930	858,888
Sprint LLC, 7.63%, 03/01/26		748	791,134
VICI Properties LP/VICI Note Co., Inc.(c)
5.63%, 05/01/24		69	68,856
3.50%, 02/15/25		140	133,224
4.63%, 06/15/25		60	58,068
4.50%, 09/01/26		10	9,532
4.25%, 12/01/26		135	127,406
4.63%, 12/01/29		696	648,142

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc.(c) (continued)
4.13%, 08/15/30	USD	488	$436,509
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(e)	GBP	100	101,710
4.50%, 07/15/31(e)		100	98,351
4.75%, 07/15/31(c)(f)	USD	762	647,720

			7,386,077

Total Corporate Bonds — 79.9% (Cost: $492,464,957)			456,335,821

Floating Rate Loan Interests(b)

Aerospace & Defense — 0.3%
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 12.22%, 02/01/29		747	722,415
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 8.32%, 02/01/28		969	962,855

			1,685,270

Air Freight & Logistics — 0.2%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 9.13%, 04/06/28		142	135,268
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 8.82%, 12/15/28		882	751,905

			887,173

Airlines — 0.4%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 9.56%, 04/20/28		748	767,579
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 8.13%, 08/11/28		257	256,732
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 10.00%, 06/21/27		206	214,130
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 8.56%, 10/20/27		362	373,941
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 8.57%, 04/21/28		774	772,367

			2,384,749

Banks — 0.2%
DirecTV Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 9.57%, 08/02/27		1,187	1,165,685

Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. SOFRTE + 6.00%, 0.50% Floor), 10.68%, 01/24/30 .		38	31,207

Capital Markets — 0.1%
Ascensus Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%, 0.50% Floor), 11.31%, 08/02/29		232	206,452
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 11.32%, 04/07/28		274	257,902

			464,354

Chemicals — 0.2%
Arc Falcon I, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 8.32%, 09/30/28		207	184,772

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6 mo. SOFR CME + 4.75%, 0.75% Floor), 8.83%, 08/27/26	USD	282	$276,398
Discovery Purchaser Corp., Term Loan, (3 mo. SOFR CME + 4.375%, 0.50% Floor), 8.96%, 10/04/29		668	638,080
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 8.50%, 09/22/28		254	252,422

			1,351,672

Commercial Services & Supplies — 0.2%
Propulsion Finco SARL, Term Loan, (3 mo. SOFR CME + 4.00%, 0.50% Floor), 8.58%, 09/14/29		159	156,755
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 8.57%, 08/27/25		1,239	1,235,376

			1,392,131

Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 9.06%, 06/21/24		2,576	2,399,724

Consumer Finance — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (Defaulted), 0.00%, 02/17/23(a)(l)(m)		56	1,960

Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co.
2017 Term Loan B, (1 mo. LIBOR + 3.25%), 7.62%, 04/03/24		385	381,463
Term Loan B, 08/31/26(a)(o)		176	174,240

			555,703

Diversified Consumer Services — 0.1%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 8.47%, 01/29/27		79	78,120
Ascend Learning LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 10.32%, 12/10/29		157	135,748
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 9.33%, 01/15/27		77	76,100
TruGreen Limited Partnership, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%, 0.75% Floor), 13.33%, 11/02/28(a)		201	142,710

			432,678

Diversified Financial Services — 0.4%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3 mo. SOFR CME + 4.00%, 0.50% Floor), 8.73%, 02/16/28		125	122,621
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 9.07%, 07/31/26		153	151,991
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 8.15%, 12/01/27		311	288,188
EP Purchaser LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 8.23%, 11/06/28		82	82,176
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 8.73%, 10/01/27		557	542,584
KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 10.32%, 09/21/29(a)		34	33,320

Security		Par (000)	Value

Diversified Financial Services (continued)
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 7.82%, 09/25/26	USD	74	$61,795
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 9.73%, 09/01/25		288	194,593
VS Buyer LLC, Term Loan B, ( PRIME + 2.00%), 9.50%, 02/28/27		91	90,558
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 8.31%, 10/19/27		427	422,781

			1,990,607

Diversified Telecommunication Services — 0.1%
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 8.50%, 05/01/28		223	217,490
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (6 mo. SOFRTE + 4.50%, 0.50% Floor), 7.44%, 02/01/29		546	537,231

			754,721

Entertainment — 0.0%
Delta 2 Lux SARL, Term Loan B, (1 mo. SOFR CME + 3.25%, 0.50% Floor), 7.81%, 01/15/30		60	60,137

Food Products — 0.0%
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 8.07%, 10/25/27		61	60,783

Gas Utilities — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 8.31%, 12/21/28		322	312,094

Health Care Providers & Services — 0.1%
Envision Healthcare Corp., 2022 First Out Term Loan, (3 mo. SOFR CME + 7.875%, 1.00% Floor), 12.61%, 03/31/27		78	67,657
LifePoint Health, Inc., 2018 Term Loan B, (3 mo. LIBOR + 3.75%), 8.58%, 11/16/25		146	141,427
Quorum Health Corp., 2020 Term Loan, 04/29/25(o)		279	210,656
Surgery Center Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 8.21%, 08/31/26		207	206,764
WCG Purchaser Corp., 2019 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 8.57%, 01/08/27		78	75,433

			701,937

Health Care Technology — 0.4%
AthenaHealth Group, Inc.
2022 Delayed Draw Term loan, (1 mo. SOFR CME + 3.50%), 8.01%, 02/15/29		325	113,553
2022 Term Loan B, (1 mo. SOFR CME + 3.50%, 0.50% Floor), 8.01%, 02/15/29		1,990	1,882,057
Polaris Newco LLC, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 8.73%, 06/02/28		310	294,635

			2,290,245

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Corp., Term Loan B, 02/06/30(o)		80	80,114

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFRTE + 4.00%, 0.50% Floor), 8.56%, 01/27/29	USD	470	$463,608
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 6.98%, 07/21/26		39	38,972

			582,694

Household Durables — 0.1%
Hunter Douglas, Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 7.86%, 02/26/29		276	252,017
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 8.75%, 10/06/28		533	454,194

			706,211

Industrial Conglomerates — 0.0%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%, 1.00% Floor), 11.65%, 09/01/25		311	254,878

Insurance — 0.1%
Alliant Holdings Intermediate LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 7.82%, 05/09/25		246	245,511
Hub International Ltd.
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 8.06%, 04/25/25		125	124,721
2022 Term Loan B, (3 mo. SOFR CME + 4.00%, 0.75% Floor), 8.22%, 11/10/29		117	116,877
Ryan Specialty Group LLC, Term Loan, (1 mo. SOFR CME + 3.00%, 0.75% Floor), 7.66%, 09/01/27		232	231,919

			719,028

Interactive Media & Services — 0.0%
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 9.07%, 01/29/26		75	105,108

IT Services — 0.2%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 0.75% Floor), 12.30%, 11/24/28		118	105,824
Boxer Parent Co., Inc.
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.50%, 0.50% Floor), 10.07%, 02/27/26		529	497,260
2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 8.32%, 10/02/25		213	208,714
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 7.52%, 10/30/26		179	178,405
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 8.07%, 02/12/27		120	100,664
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 8.32%, 05/05/26		63	59,671

			1,150,538

Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (2 mo. SOFR CME + 6.50%, 0.50% Floor), 11.76%, 05/25/27		131	130,082

Machinery — 0.4%
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 9.57%, 09/21/26		418	416,570

Security		Par (000)	Value

Machinery (continued)
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 9.16%, 04/05/29	USD	339	$326,146
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 8.15%, 03/28/25		1,808	1,759,951

			2,502,667

Media — 0.3%
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 8.32%, 08/21/26		1,108	1,052,122
MH Sub I LLC, 2021 2nd Lien Term Loan, (3 mo. SOFR CME + 6.25%), 10.65%, 02/23/29		66	59,297
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 7.57%, 03/09/27		906	757,764

			1,869,183

Oil, Gas & Consumable Fuels — 0.6%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 13.82%, 11/01/25		2,934	3,109,766
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 7.57%, 06/28/24		17	10,581
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 9.16%, 09/19/29		144	143,377

			3,263,724

Professional Services — 0.0%
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME + 4.75%, 0.50% Floor), 9.31%, 04/29/29		171	155,008

Real Estate Management & Development — 0.1%
Chariot Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 7.82%, 11/03/28		328	316,391

Software — 1.2%
CDK Global, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 9.08%, 07/06/29		129	128,637
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%, 0.50% Floor), 10.57%, 10/08/29(a)		442	387,484
2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 8.32%, 10/08/28		340	326,046
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 7.80%, 05/28/24		702	592,715
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 12.32%, 07/31/28		117	116,537
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. SOFR CME + 3.75%), 8.48%, 03/11/28		90	88,785
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 9.58%, 07/27/28		797	694,644
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 0.75% Floor), 13.08%, 07/27/29		530	419,585
McAfee Corp., 2022 USD Term Loan B, (1 mo. SOFR CME + 3.75%), 8.18%, 03/01/29		875	823,778
Planview Parent, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 11.98%, 12/18/28		195	172,249
Proofpoint, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 10.98%, 08/31/29		472	452,760

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 7.82%, 05/30/25	USD	18	$17,404
Sabre Global, Inc.
2021 Term Loan B1, (1 mo. LIBOR + 3.50%, 0.50% Floor), 8.07%, 12/17/27		60	55,421
2021 Term Loan B2, (1 mo. LIBOR + 3.50%, 0.50% Floor), 8.07%, 12/17/27		97	88,751
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 8.23%, 10/07/27		774	762,724
SS&C Technologies, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 6.32%, 04/16/25		86	86,186
2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 6.32%, 04/16/25		68	67,878
TIBCO Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 9.18%, 03/30/29		807	743,449
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 10.03%, 05/03/27		556	530,419
Term Loan B, (3 mo. LIBOR + 3.75%), 8.58%, 05/04/26		208	205,923

			6,761,375

Specialty Retail — 0.0%
Staples, Inc., 7 Year Term Loan, (3 mo. LIBOR + 5.00%), 9.44%, 04/16/26		68	63,629

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan B, (3 mo. SOFRTE + 3.50%, 0.50% Floor), 7.80%, 02/20/29		327	324,639

Trading Companies & Distributors — 0.1%
SRS Distribution, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 3.50%), 8.16%, 06/02/28		287	276,547

Transportation — 0.1%
Brown Group Holding, LLC, 2022 Incremental Term Loan B2, (1 mo. SOFR CME + 3.75%, 0.50% Floor), 8.39%, 07/02/29		267	266,471

Total Floating Rate Loan Interests — 6.7% (Cost: $39,882,448)			38,371,003

Foreign Agency Obligations

Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(e)		200	181,000

Chile — 0.1%
Chile Government International Bond
4.34%, 03/07/42		200	177,287
4.00%, 01/31/52		200	162,288

			339,575

Colombia — 0.3%
Colombia Government International Bond
4.50%, 01/28/26(f)		542	517,542
3.88%, 04/25/27		200	181,038

Security		Par (000)	Value

Colombia (continued)
Colombia Government International Bond (continued)
3.13%, 04/15/31(f)	USD	677	$511,685
8.00%, 04/20/33(f)		544	558,382

			1,768,647

Dominican Republic — 0.3%
Dominican Republic International Bond
6.88%, 01/29/26(e)		207	212,731
5.95%, 01/25/27(e)		523	521,137
5.50%, 02/22/29(c)		260	244,042
4.50%, 01/30/30(c)		452	392,901
7.05%, 02/03/31(c)		150	150,000
4.88%, 09/23/32(c)(f)		339	288,214

			1,809,025

Egypt — 0.1%
Egypt Government International Bond(c)
5.75%, 05/29/24		200	188,000
7.50%, 02/16/61		200	129,500

			317,500

Guatemala — 0.2%
Guatemala Government Bond
4.50%, 05/03/26(e)		200	193,350
5.25%, 08/10/29(c)		200	193,913
5.38%, 04/24/32(c)		200	195,162
4.65%, 10/07/41(c)		401	333,281

			915,706

Hungary — 0.1%
Hungary Government International Bond
5.38%, 03/25/24		64	64,112
5.25%, 06/16/29(c)		250	247,188
6.75%, 09/25/52(c)		200	211,250

			522,550

Indonesia — 0.2%
Indonesia Government International Bond, 4.10%, 04/24/28(f)		947	930,605
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(c)		200	199,272

			1,129,877

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(e)		731	707,243

Mexico — 0.2%
Mexico Government International Bond
3.75%, 01/11/28(f)		805	771,592
4.88%, 05/19/33		200	192,000
6.35%, 02/09/35		200	212,300

			1,175,892

Morocco — 0.1%
Morocco Government International Bond, 3.00%, 12/15/32(c)		500	399,375

Nigeria — 0.1%
Nigeria Government International Bond
8.38%, 03/24/29(c)		400	333,000
7.88%, 02/16/32(e)		208	157,040

			490,040

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oman — 0.1%
Oman Government International Bond(e)
6.50%, 03/08/47	USD	309	$294,709
6.75%, 01/17/48		309	303,206
7.00%, 01/25/51		224	226,520

			824,435

Panama — 0.3%
Panama Government International Bond(f)
3.88%, 03/17/28		742	707,822
3.16%, 01/23/30		792	695,128

			1,402,950

Paraguay — 0.1%
Paraguay Government International Bond
4.95%, 04/28/31(c)		200	193,725
5.60%, 03/13/48(e)		210	189,564
5.40%, 03/30/50(e)		400	356,075

			739,364

Peru — 0.2%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(e)		379	367,346
Peruvian Government International Bond(f)
2.78%, 01/23/31		233	196,783
1.86%, 12/01/32		712	531,241

			1,095,370

Romania — 0.2%
Romanian Government International Bond
5.25%, 11/25/27(c)		336	330,540
2.88%, 03/11/29(e)	EUR	365	338,603
2.50%, 02/08/30(e)		381	332,399
2.12%, 07/16/31(e)		428	340,832

			1,342,374

Saudi Arabia — 0.2%
Saudi Government International Bond
4.75%, 01/18/28(c)	USD	275	278,163
4.38%, 04/16/29(c)		200	200,000
4.50%, 04/17/30(e)(f)		362	362,294
2.25%, 02/02/33(e)		200	163,350

			1,003,807

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(e)		231	199,815

South Africa — 0.2%
Republic of South Africa Government International Bond
4.85%, 09/30/29		210	191,100
5.88%, 04/20/32		390	361,238
5.00%, 10/12/46		501	364,477

			916,815

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 6.85%, 03/14/24(e)(l)(m)		400	135,825

Ukraine — 0.0%
Ukraine Government International Bond(l)(m)
8.99%, 02/01/26(e)		224	50,442

Security		Par (000)	Value

Ukraine (continued)
Ukraine Government International Bond(l)(m) (continued)
7.75%, 09/01/27(e)	USD	226	$48,209
7.25%, 03/15/35(c)		371	72,298

			170,949

Uruguay — 0.1%
Uruguay Government International Bond, 5.75%, 10/28/34		370	410,694

Total Foreign Agency Obligations — 3.2% (Cost: $19,405,584)			17,998,828

Municipal Bonds

California — 0.0%
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(i)		1,230	222,262

Illinois — 0.2%
State of Illinois, GO, 5.10%, 06/01/33		800	794,058

Total Municipal Bonds — 0.2% (Cost: $1,013,634)			1,016,320

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 12.3%
Alternative Loan Trust
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,831	834,528
Series 2007-19, Class 1A1, 6.00%, 08/25/37		546	285,360
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, 02/25/49(b)(c)		746	661,379
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A12, 6.50%, 04/25/49(b)(c)		437	435,712
CHL Mortgage Pass-Through Trust
Series 2007-J2, Class 2A1, (1 mo. LIBOR US + 0.65%), 5.16%, 07/25/37(b)(k)		2,655	699,654
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,466	614,713
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 3.72%, 11/25/36(b)		783	735,083
COLT Mortgage Loan Trust(c)
Series 2020-2, Class M1, 5.25%, 03/25/65(b)		2,550	2,449,045
Series 2020-3, Class M1, 3.36%, 04/27/65(b)		2,850	2,591,306
Series 2022-1, Class A1, 4.55%, 04/25/67(b)		1,467	1,459,271
Series 2022-7, Class A1, 5.16%, 04/25/67		2,525	2,502,805
Series 2022-9, Class A1, 6.79%, 12/25/67		362	368,162
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.45%), 4.96%, 05/25/35(b)		1,322	1,143,764
Series 2006-40T1, Class 2A5, (1 mo. LIBOR US + 0.40%), 4.91%, 12/25/36(b)		2,256	482,523
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36(k)		1,427	727,633
Series 2006-J7, Class 2A1, (1 mo. LIBOR US + 1.50%), 5.87%, 11/20/46(b)		2,950	2,125,760
Series 2006-OA14, Class 3A1, (12 mo. MTA + 0.85%), 3.28%, 11/25/46(b)(k)		4,373	3,650,902
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.38%), 4.89%, 10/25/46(b)		2,886	2,554,757

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust (continued)
Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.24%), 4.75%, 12/25/46(b)	USD	1,674	$1,435,216
Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.42%), 4.93%, 07/25/46(b)		3,405	2,702,026
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.38%), 4.89%, 07/25/46(b)		1,126	951,343
Series 2007-12T1, Class A22, 5.75%, 06/25/37(k)		3,375	1,611,162
Series 2007-12T1, Class A5, 6.00%, 06/25/37(k)		1,638	813,815
Series 2007-22, Class 2A16, 6.50%, 09/25/37		7,072	3,003,834
Series 2007-23CB, Class A1, 6.00%, 09/25/37		4,103	2,360,183
Series 2007-4CB, Class 1A3, (1 mo. LIBOR US + 0.35%), 4.86%, 04/25/37(b)		1,675	1,288,876
Series 2007-OA2, Class 1A1, (12 mo. MTA + 0.84%), 3.27%, 03/25/47(b)		1,991	1,648,616
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.40%), 4.91%, 04/25/46(b)		4,166	3,861,225
Credit Suisse Mortgage Capital Certificates Trust, Class A1, 5.17%, 05/25/67(b)(c)		2,902	2,867,443
Csmc Trust(b)(c)
Series 2011-4R, Class 1A2, (1 mo. LIBOR US + 1.50%), 5.62%, 09/27/37		1,397	1,170,705
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	922,476
Ellington Financial Mortgage Trust(b)(c)
Series 2020-1, Class M1, 5.24%, 05/25/65		500	477,551
Series 2021-2, Class A1, 0.93%, 06/25/66		217	178,010
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67(b)(c)		1,012	992,467
GS Mortgage-Backed Securities Trust, Series 2021- PJ7, Class A2, 2.50%, 01/25/52(b)(c)		2,149	1,793,762
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(c)		1,082	1,079,864
JP Morgan Mortgage Trust, Series 2022-DSC1, Class A1, 4.75%, 01/25/63(b)(c)		554	539,724
MFA Trust, Series 2021-NQM1, Class M1, 2.31%, 04/25/65(b)(c)		2,000	1,492,925
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 2.88%, 05/26/37(c)		4,214	4,005,798
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(b)		6,725	1,511,470
Onslow Bay Financial LLC, 6.12%, 11/25/62(c)		516	519,771
ONSLOW Bay Financial LLC, Series 2022-NQM9, Class A1A, 6.45%, 09/25/62(c)		602	610,720
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1 mo. LIBOR US + 0.60%), 5.11%, 08/25/36(b)		6,341	1,227,097
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(c)		729	727,487
Spruce Hill Mortgage Loan Trust, Class A1A, 4.10%, 07/25/57(c)		722	697,796
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(b)(c)		1,750	1,340,241
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(b)(c)		1,057	883,014
Verus Securitization Trust(c)
5.85%, 12/25/67		346	346,138

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Verus Securitization Trust(c) (continued)
Series 2022-3, Class A1, 4.13%, 02/25/67	USD	507	$487,022
Series 2022-7, Class A1, 5.15%, 07/25/67		1,948	1,939,534
Series 2022-INV2, Class A1, 6.79%, 10/25/67		552	562,982

			70,372,650

Commercial Mortgage-Backed Securities — 2.5%
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 4.78%, 07/25/37(b)(c)		1,429	1,272,251
BX Commercial Mortgage Trust(b)(c)
Series 2019-XL, Class A, (1 mo. SOFR + 1.03%), 5.51%, 10/15/36		1,110	1,105,326
Series 2021-CIP, Class A, (1 mo. LIBOR US + 0.92%), 5.38%, 12/15/38		600	587,423
Series 2021-SOAR, Class A, (1 mo. LIBOR US + 0.67%), 5.13%, 06/15/38		1,638	1,597,146
Series 2022-LP2, Class A, (1 mo. SOFR + 1.01%), 5.49%, 02/15/39		1,550	1,518,612
BX Trust(b)(c)
Series 2021-LBA, Class AJV, (1 mo. LIBOR US + 0.80%), 5.26%, 02/15/36		1,650	1,596,900
Series 2021-SDMF, Class A, (1 mo. LIBOR US + 0.59%), 5.05%, 09/15/34		199	193,339
Series 2022-GPA, Class A, (1 mo. SOFR + 2.17%), 6.64%, 10/15/39		650	649,796
Cold Storage Trust, Class A, (1 mo. LIBOR US + 0.90%), 5.36%, 11/15/37(b)(c)		101	99,726
Extended Stay America Trust, Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 6.71%, 07/15/38(b)(c)		322	313,877
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, (1 mo. SOFR + 0.73%), 5.21%, 08/15/36(b)(c)		600	597,079
Independence Plaza Trust 2018-INDP, Series 2018-INDP, Class A, 3.76%, 07/10/35(c)		1,000	948,801
JP Morgan Chase Commercial Mortgage Securities Trust, (30 day SOFR + 1.40%), 5.68%, 03/15/39(b)(c)		1,600	1,563,959
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class B, (1 mo. LIBOR US + 1.00%), 5.51%, 04/25/31(b)(c)		426	420,791
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,600	1,530,176

			13,995,202

Total Non-Agency Mortgage-Backed Securities — 14.8% (Cost: $100,075,333)			84,367,852

Preferred Securities

Capital Trusts — 6.4%(b)

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(j) .		395	365,375

Banks(j) — 2.2%
AIB Group PLC, 5.25%(e)	EUR	200	204,928
Banco Mercantil del Norte SA(c)
5.88%	USD	205	189,023
6.75%		292	285,393

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Bank of East Asia Ltd., 5.88%(e)	USD	250	$242,703
Industrial & Commercial Bank of China Ltd., 3.20%(e)		210	199,169
ING Groep NV, 3.88%		1,750	1,419,950
Kasikornbank PCL, 5.28%(e)		246	237,390
Nordea Bank Abp, 3.75%(c)		560	442,964
PNC Financial Services Group, Inc., Series V, 6.20%(f)		377	377,113
Rizal Commercial Banking Corp., 6.50%(e)		200	178,750
Wells Fargo & Co., Series S, 5.90%(f)		8,800	8,613,000

			12,390,383

Capital Markets — 0.4%
Bank of New York Mellon Corp., Series I, 3.75%(f)(j)		2,845	2,471,736

Diversified Financial Services(j) — 3.0%
Bank of America Corp.(f)
Series AA, 6.10%		2,865	2,866,146
Series X, 6.25%		4,425	4,422,257
Barclays PLC
4.38%		585	475,505
8.00%		275	276,141
BNP Paribas SA, 6.88%(e)	EUR	200	217,158
Credit Agricole SA, 4.75%(c)	USD	260	221,104
HSBC Holdings PLC, 6.00%(f)		695	667,478
NatWest Group PLC, 6.00%		1,185	1,131,675
Societe Generale SA(c)
5.38%		3,000	2,579,788
6.75%		3,000	2,793,618
UBS Group AG, 3.88%(c)(f)		1,750	1,510,314
Woori Bank, 4.25%(e)		250	239,188

			17,400,372

Diversified Telecommunication Services(e)(j) — 0.1%
Telefonica Europe BV
7.13%	EUR	100	113,471
6.14%(k)		200	213,716

			327,187

Electric Utilities — 0.5%
Edison International, Series B, 5.00%(j)	USD	220	195,600
EDP - Energias de Portugal SA, 5.94%, 04/23/83(e)	EUR	100	108,514
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(f)	USD	2,500	2,385,552

			2,689,666

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(c)(j)		307	287,045

Media — 0.0%
SES SA, 2.88%(e)(j)	EUR	100	91,404

Oil, Gas & Consumable Fuels(e)(j) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%		100	97,833
Repsol International Finance BV, 4.25%		100	98,931

			196,764

Security		Par (000)	Value

Real Estate Management & Development — 0.0%
Aroundtown SA, 3.38%(e)(j)	EUR	100	$52,920

Utilities — 0.0%
Electricite de France SA, 3.00%(e)(j)		200	183,729

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC
3.25%, 06/04/81	USD	58	50,315
2.63%, 08/27/80(e)	EUR	100	98,298

			148,613

			36,605,194

		Shares

Preferred Stocks — 2.4%(b)(j)

Capital Markets — 2.4%
Goldman Sachs Group, Inc., Series J		395,017	9,855,674
Morgan Stanley
Series F		100,000	2,522,000
Series K		60,125	1,512,144

			13,889,818

Total Preferred Securities — 8.8% (Cost: $53,382,843)			50,495,012

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.9%
Freddie Mac REMICS, Series 4480, Class ZX, 4.00%, 11/15/44	USD	4,991	4,854,150
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		636	595,980

			5,450,130

Mortgage-Backed Securities — 23.0%
Fannie Mae Mortgage-Backed Securities(f)
4.50%, 07/01/55		6,951	7,053,747
4.00%, 02/01/56 - 04/01/56		7,469	7,360,582
Uniform Mortgage-Backed Securities(p)
4.50%, 11/01/23 - 03/13/53(f)		36,155	35,868,766
4.00%, 02/01/34 - 02/13/53(f)		65,216	63,345,666
3.50%, 02/13/53 - 03/13/53		7,000	6,564,755
5.00%, 02/13/53		11,000	11,040,391

			131,233,907

Total U.S. Government Sponsored Agency Securities — 23.9% (Cost: $140,130,175)			136,684,037

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations
U.S. Treasury Notes, 3.25%, 08/31/24(f)	USD	14,300	14,042,488

Total U.S. Treasury Obligations — 2.5% (Cost: $14,232,509)			14,042,488

		Shares

Warrants

Entertainment — 0.0%
Aviron Capital LLC (Expires 12/16/31)(a)(m)		10	$—

Total Warrants — 0.0% (Cost: $ —)			—

Total Long-Term Investments — 156.2% (Cost: $956,094,730)			892,247,324

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(q)(r)		14,712,038	14,712,038

Total Short-Term Securities — 2.6% (Cost: $14,712,038)			14,712,038

Total Investments Before TBA Sale Commitments — 158.8% (Cost: $970,806,768)			906,959,362

		Par (000)

TBA Sale Commitments(p)

Mortgage-Backed Securities — (1.7)%
Uniform Mortgage-Backed Securities
3.50%, 02/13/53	USD	(2,500)	(2,344,381)
4.50%, 02/13/53		(7,400)	(7,307,500)

Total TBA Sale Commitments — (1.7)% (Proceeds: $(9,632,974))			(9,651,881)

Total Investments, Net of TBA Sale Commitments — 157.1% (Cost: $961,173,794)			897,307,481

Liabilities in Excess of Other Assets — (57.1)%			(325,996,142)

Net Assets — 100.0%			$571,311,339

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than 1,000.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Convertible security.
(i)	Zero-coupon bond.
(j)	Perpetual security with no stated maturity date.
(k)	When-issued security.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Non-income producing security.
(n)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,782,913	$2,929,125	(a)	$—	$—	$—	$14,712,038	14,712,038	$102,128	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Credit Agricole Corporate and Investment Bank	4.37	%(b)	09/12/22	Open		$14,228,500	$14,383,673	U.S. Treasury Obligations	Open/Demand
Barclays Bank PLC	4.50	(b)	11/29/22	Open		1,522,306	1,533,660	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.50	(b)	11/29/22	Open		2,034,175	2,049,347	Capital Trusts	Open/Demand
Barclays Bank PLC	4.55	(b)	11/29/22	Open		467,337	470,864	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.55	(b)	11/29/22	Open		3,700,406	3,728,329	Capital Trusts	Open/Demand
Barclays Bank PLC	4.55	(b)	11/29/22	Open		803,750	809,815	Capital Trusts	Open/Demand
Barclays Bank PLC	4.55	(b)	11/29/22	Open		160,713	161,925	Capital Trusts	Open/Demand
Barclays Bank PLC	4.55	(b)	11/29/22	Open		1,682,500	1,695,196	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.55	(b)	11/29/22	Open		1,285,444	1,295,143	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.75	)(b)	11/29/22	Open		263,294	262,487	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	4.55	(b)	11/29/22	Open		324,919	327,371	Capital Trusts	Open/Demand
BNP Paribas S.A.	4.40	(b)	11/29/22	Open		413,100	416,109	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.54	(b)	11/29/22	Open		598,812	603,321	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.58	(b)	11/29/22	Open		870,056	876,667	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	4.50	(b)	11/29/22	Open		800,000	805,967	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.50	(b)	11/29/22	Open		342,543	345,097	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.50	(b)	11/29/22	Open		413,750	416,836	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.52	(b)	11/29/22	Open		184,361	185,743	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	4.52	(b)	11/29/22	Open		288,844	291,008	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.55	(b)	11/29/22	Open		1,089,375	1,097,595	Capital Trusts	Open/Demand
Credit Agricole Corporate and Investment Bank	4.60	(b)	11/29/22	Open		499,987	503,804	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	4.50	(b)	11/29/22	Open		113,975	114,825	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	11/29/22	Open		403,750	406,747	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	11/29/22	Open		1,589,680	1,601,481	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	11/29/22	Open		869,586	876,041	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	11/29/22	Open		371,875	374,636	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	11/29/22	Open		1,451,250	1,462,023	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	11/29/22	Open		718,620	723,955	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	11/29/22	Open		200,900	202,398	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	11/29/22	Open		209,688	211,251	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	11/29/22	Open		92,130	92,817	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	11/29/22	Open		1,930,706	1,945,106	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53	(b)	11/29/22	Open		282,625	284,748	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53	(b)	11/29/22	Open		1,636,250	1,648,540	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53	(b)	11/29/22	Open		454,375	457,788	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53	(b)	11/29/22	Open		2,331,250	2,348,760	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63	(b)	11/29/22	Open		956,250	963,600	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63	(b)	11/29/22	Open		41,274	41,591	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63	(b)	11/29/22	Open		297,413	299,698	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63	(b)	11/29/22	Open		126,189	127,159	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63	(b)	11/29/22	Open		590,000	594,535	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63	(b)	11/29/22	Open		626,780	631,597	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63	(b)	11/29/22	Open		145,600	146,719	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63	(b)	11/29/22	Open		909,637	916,629	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63	(b)	11/29/22	Open		354,914	357,642	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50	(b)	11/29/22	Open		301,840	304,091	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.32	(b)	12/01/22	Open		1,021,250	1,028,328	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.15	(b)	12/05/22	Open		210,473	211,785	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.40	(b)	12/08/22	Open		2,635,800	2,652,428	Capital Trusts	Open/Demand
BNP Paribas S.A.	4.45	(b)	12/08/22	Open		759,375	764,222	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.50	(b)	12/08/22	Open		1,031,176	1,037,836	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.52	(b)	12/08/22	Open		706,860	711,446	Foreign Agency Obligations	Open/Demand

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Credit Agricole Corporate and Investment Bank	4.57	%(b)	12/08/22	Open		$330,633	$332,803	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.45	(b)	12/09/22	Open		340,375	342,436	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.39	(b)	12/12/22	Open		976,449	982,172	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.45	(b)	12/13/22	Open		753,750	758,148	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	12/13/22	Open		315,560	317,414	Corporate Bonds	Open/Demand
BofA Securities, Inc.	1.50		12/15/22	02/03/23		423,000	423,828	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.50		12/15/22	02/03/23		562,500	565,070	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.50		12/15/22	02/03/23		256,172	257,342	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35		12/15/22	02/03/23		239,181	240,540	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35		12/15/22	02/03/23		244,241	245,628	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		439,061	441,583	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		480,192	482,951	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		292,500	294,180	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		238,000	239,367	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		295,103	296,798	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		352,500	354,525	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		410,250	412,607	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		326,149	328,022	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		788,857	793,389	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		318,600	320,430	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		77,350	77,794	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		358,750	360,811	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		729,386	733,576	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		840,000	844,825	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		996,125	1,001,847	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		657,975	661,755	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		495,300	498,145	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		657,519	661,296	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		570,931	574,211	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		588,679	592,060	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		147,500	148,347	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		104,813	105,415	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		471,250	473,957	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		415,245	417,630	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		565,875	569,126	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		247,015	248,434	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		580,222	583,556	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		12/15/22	02/03/23		108,134	108,755	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45		12/15/22	02/03/23		363,140	365,250	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45		12/15/22	02/03/23		1,152,380	1,159,075	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45		12/15/22	02/03/23		320,000	321,859	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45		12/15/22	02/03/23		172,550	173,552	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45		12/15/22	02/03/23		510,480	513,446	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45		12/15/22	02/03/23		817,931	822,683	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45		12/15/22	02/03/23		352,800	354,850	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45		12/15/22	02/03/23		269,775	271,342	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45		12/15/22	02/03/23		314,580	316,408	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45		12/15/22	02/03/23		726,415	730,636	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	4.46		12/15/22	02/03/23		1,035,075	1,041,102	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.48		12/15/22	02/03/23		2,700,000	2,715,792	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		296,310	298,051	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		327,135	329,057	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		680,307	684,304	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		120,951	121,662	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		300,931	302,699	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		680,000	683,995	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		413,572	416,002	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		744,175	748,547	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		345,263	347,291	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		459,360	462,059	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		389,900	392,191	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BofA Securities, Inc.	4.50%		12/15/22	02/03/23		$641,981	$645,753	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		366,875	369,030	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		248,078	249,535	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		244,400	245,836	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		393,269	395,579	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		165,444	166,416	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		1,026,079	1,032,107	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		167,781	168,767	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		310,905	312,732	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		593,392	596,879	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		79,013	79,477	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		544,390	547,588	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		364,375	366,516	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		290,306	292,012	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		902,239	907,539	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		431,796	434,333	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		447,056	449,683	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		217,808	219,087	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	4.50		12/15/22	02/03/23		6,886,000	6,926,455	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.55		12/15/22	02/03/23		257,950	259,482	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60		12/15/22	02/03/23		704,820	709,053	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60		12/16/22	02/03/23		940,844	946,133	Corporate Bonds	Up to 30 Days
BNP Paribas S.A.	4.55	(b)	12/16/22	Open		1,006,761	1,012,360	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50	(b)	12/21/22	Open		195,263	196,263	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50	(b)	12/21/22	Open		78,593	78,995	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50	(b)	12/21/22	Open		227,100	228,264	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.40	(b)	12/23/22	Open		443,602	445,554	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.10	(b)	12/28/22	Open		3,250,000	3,262,585	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(3.00	)(b)	12/28/22	Open		33,581	33,486	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	4.50	(b)	12/28/22	Open		717,925	720,976	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	4.50	(b)	12/28/22	Open		331,925	333,336	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	4.55	(b)	12/28/22	Open		649,112	651,901	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.53	(b)	12/28/22	Open		339,183	340,634	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.60	(b)	12/28/22	Open		897,110	901,007	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.65	(b)	12/28/22	Open		1,673,280	1,680,628	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.52	(b)	12/28/22	Open		474,370	476,395	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	4.50	(b)	12/28/22	Open		205,155	206,027	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50	(b)	12/28/22	Open		168,236	168,951	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50	(b)	12/28/22	Open		408,425	410,161	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50	(b)	12/28/22	Open		304,500	305,794	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50	(b)	12/28/22	Open		210,835	211,731	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50	(b)	12/28/22	Open		455,000	456,934	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35	(b)	12/28/22	Open		278,438	279,581	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.45	(b)	12/28/22	Open		887,500	891,230	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	12/28/22	Open		236,220	237,219	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	12/28/22	Open		619,822	622,445	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	12/28/22	Open		245,875	246,915	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	12/28/22	Open		574,762	577,194	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	12/28/22	Open		366,233	367,782	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	12/28/22	Open		224,556	225,506	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	12/28/22	Open		368,566	370,126	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	12/28/22	Open		234,720	235,713	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	12/28/22	Open		417,656	419,423	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.57	(b)	12/28/22	Open		709,840	712,904	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.57	(b)	12/28/22	Open		602,525	605,126	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	12/28/22	Open		410,750	412,496	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	12/28/22	Open		164,688	165,387	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	12/28/22	Open		206,594	207,472	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53	(b)	12/28/22	Open		268,988	270,138	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63	(b)	12/28/22	Open		585,892	588,454	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65	(b)	12/28/22	Open		2,139,825	2,149,222	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

RBC Capital Markets, LLC	4.65	%(b)	12/28/22	Open		$1,114,370	$1,119,264	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65	(b)	12/28/22	Open		1,407,835	1,414,018	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50	(b)	12/28/22	Open		370,631	372,206	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50	(b)	12/28/22	Open		383,644	385,274	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50	(b)	12/28/22	Open		1,015,062	1,019,377	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.15	(b)	12/30/22	Open		320,431	321,650	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.00		01/04/23	02/03/23		2,625,000	2,632,875	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.00		01/04/23	02/03/23		199,325	199,923	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15		01/04/23	02/03/23		803,562	806,064	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15		01/04/23	02/03/23		928,869	931,760	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		01/04/23	02/03/23		216,169	216,882	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		01/04/23	02/03/23		163,724	164,264	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40		01/04/23	02/03/23		221,108	221,837	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45		01/04/23	02/03/23		351,250	352,422	Corporate Bonds	Up to 30 Days
TD Securities (USA) LLC	4.49	(b)	01/04/23	Open		1,938,806	1,945,335	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50	(b)	01/05/23	Open		294,483	295,440	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.49	(b)	01/09/23	Open		235,605	236,251	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.49	(b)	01/09/23	Open		468,000	469,284	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	01/09/23	Open		433,007	434,193	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.50		01/10/23	02/03/23		499,680	500,992	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	0.75		01/10/23	02/08/23		344,100	344,251	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.30		01/10/23	02/08/23		864,675	866,844	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.30		01/10/23	02/08/23		930,597	932,932	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45		01/10/23	02/08/23		427,500	428,610	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.55		01/10/23	02/08/23		1,227,016	1,230,272	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.55		01/10/23	02/08/23		887,294	889,649	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.55		01/10/23	02/08/23		792,687	794,791	Corporate Bonds	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		21,669	21,723	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		2,126,535	2,131,898	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		4,963,626	4,976,146	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		117,616	117,912	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		657,742	659,401	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		31,895	31,975	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		1,138,738	1,141,610	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		709,207	710,996	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		22,404	22,461	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		164,288	164,703	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		6,810,377	6,827,554	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		1,613,609	1,617,679	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		1,526,253	1,530,103	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		126,978	127,298	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		23,679	23,739	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		1,223,222	1,226,307	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		366,702	367,626	U.S. Government Sponsored Agency Securities	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	4.54%		01/11/23	02/13/23		$1,337,581	$1,340,955	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		105,176	105,441	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		242,255	242,866	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		1,291,257	1,294,513	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		27,406	27,475	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		21,134	21,188	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		1,586,792	1,590,795	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54		01/11/23	02/13/23		435,314	436,412	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	4.54		01/11/23	02/13/23		1,957,671	1,962,609	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	4.54		01/11/23	02/13/23		2,962,645	2,970,117	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	4.54		01/11/23	02/13/23		3,687,609	3,696,910	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	4.54		01/11/23	02/13/23		2,152,696	2,158,125	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	4.54		01/11/23	02/13/23		1,623,776	1,627,872	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	4.53		01/11/23	02/13/23		41,413,378	41,515,491	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.54	(b)	01/11/23	Open		983,645	986,126	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.50	(b)	01/12/23	Open		688,125	689,759	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.49	(b)	01/12/23	Open		1,277,500	1,280,438	Capital Trusts	Open/Demand
BNP Paribas S.A.	4.60	(b)	01/12/23	Open		1,215,244	1,218,218	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.60	(b)	01/12/23	Open		968,365	970,716	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.63	(b)	01/12/23	Open		1,492,310	1,495,845	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.64	(b)	01/12/23	Open		1,196,939	1,199,864	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.60	(b)	01/12/23	Open		537,259	538,536	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(1.75	)(b)	01/12/23	Open		103,950	103,851	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50	(b)	01/12/23	Open		314,356	315,126	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50	(b)	01/12/23	Open		570,712	572,105	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50	(b)	01/12/23	Open		1,039,885	1,042,355	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50	(b)	01/12/23	Open		750,070	751,851	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	01/12/23	Open		459,000	460,090	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	01/12/23	Open		1,910,000	1,914,516	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	01/12/23	Open		260,205	260,820	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	(1.50	)(b)	01/12/23	Open		642,006	641,377	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		625,600	627,086	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		125,125	125,422	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		476,885	478,018	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		2,041,200	2,046,048	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		546,637	547,936	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		552,125	553,436	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		582,562	583,946	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		401,062	402,015	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		2,048,647	2,053,513	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		482,950	484,097	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		1,115,625	1,118,275	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		307,663	308,393	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		386,000	386,917	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		774,375	776,214	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		576,625	577,994	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		308,000	308,732	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

RBC Capital Markets, LLC	4.50	%(b)	01/12/23	Open		$816,000	$817,938	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		679,687	681,302	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		450,000	451,069	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		263,113	263,737	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		430,000	431,021	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		2,204,606	2,209,842	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		340,863	341,672	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		216,494	217,008	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		352,500	353,337	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		1,316,250	1,319,244	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		366,000	366,897	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		649,250	650,792	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		571,875	573,233	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		867,500	869,560	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		429,375	430,395	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		745,875	747,646	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		377,500	378,397	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50	(b)	01/12/23	Open		177,813	178,235	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63	(b)	01/12/23	Open		361,400	362,260	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65	(b)	01/12/23	Open		5,694,080	5,707,912	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49	(b)	01/12/23	Open		181,316	181,746	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49	(b)	01/12/23	Open		214,498	215,006	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49	(b)	01/12/23	Open		305,509	306,234	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49	(b)	01/12/23	Open		606,815	608,253	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49	(b)	01/12/23	Open		334,431	335,224	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49	(b)	01/12/23	Open		207,350	207,841	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49	(b)	01/12/23	Open		232,813	233,365	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.64		01/13/23	02/03/23		1,430,975	1,433,742	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64		01/13/23	02/03/23		878,374	880,072	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64		01/13/23	02/03/23		1,575,460	1,578,506	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	4.63	(b)	01/17/23	Open		264,800	265,277	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.50		01/19/23	02/03/23		559,762	560,602	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.55		01/19/23	02/03/23		429,080	429,731	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	4.55		01/19/23	02/03/23		396,338	396,939	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	4.64		01/19/23	02/03/23		725,107	726,229	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64		01/19/23	02/03/23		873,042	874,393	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.50		01/19/23	02/07/23		667,800	668,802	Foreign Agency Obligations	Up to 30 Days
Barclays Bank PLC	4.60		01/19/23	02/07/23		486,594	487,340	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	4.50		01/20/23	02/03/23		330,197	330,692	Corporate Bonds	Up to 30 Days
BNP Paribas S.A.	4.48	(b)	01/20/23	Open		454,960	455,470	Corporate Bonds	Open/Demand
BofA Securities, Inc.	3.60		01/23/23	02/03/23		120,395	120,491	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50		01/23/23	02/08/23		340,625	340,966	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50		01/23/23	02/08/23		198,125	198,323	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50		01/23/23	02/08/23		388,500	388,888	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50		01/23/23	02/08/23		711,250	711,961	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50		01/23/23	02/08/23		191,250	191,441	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50		01/23/23	02/08/23		332,500	332,833	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50		01/23/23	02/08/23		338,750	339,089	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50		01/23/23	02/08/23		195,646	195,842	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50		01/23/23	02/08/23		83,375	83,458	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50		01/23/23	02/08/23		450,750	451,201	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50		01/23/23	02/08/23		364,375	364,739	Corporate Bonds	Up to 30 Days
BNP Paribas S.A.	4.49	(b)	01/23/23	Open		313,630	313,943	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50	(b)	01/23/23	Open		106,350	106,456	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63	(b)	01/23/23	Open		635,029	635,682	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.00		01/24/23	02/03/23		385,059	385,358	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45		01/24/23	02/03/23		243,425	243,636	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50	(b)	01/24/23	Open		487,060	487,486	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.48	(b)	01/24/23	Open		1,652,500	1,653,940	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	01/24/23	Open		537,067	537,535	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	01/24/23	Open		228,620	228,819	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.40		01/25/23	02/08/23		361,030	361,295	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

J.P. Morgan Securities LLC	4.40%		01/25/23	02/08/23		$430,819	$431,135	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45		01/25/23	02/08/23		744,387	744,940	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45		01/25/23	02/08/23		1,247,686	1,248,612	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45		01/25/23	02/08/23		413,105	413,411	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45		01/25/23	02/08/23		364,170	364,440	Corporate Bonds	Up to 30 Days
HSBC Securities (USA), Inc.	4.50	(b)	01/25/23	Open		927,081	927,777	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.57	(b)	01/25/23	Open		413,522	413,837	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.50		01/26/23	02/03/23		483,347	483,650	Corporate Bonds	Up to 30 Days
BNP Paribas S.A.	4.37	(b)	01/26/23	Open		359,093	359,310	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	4.50	(b)	01/26/23	Open		322,691	322,893	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50	(b)	01/26/23	Open		297,096	297,282	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48	(b)	01/26/23	Open		656,910	657,319	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.25		01/27/23	02/03/23		219,893	219,944	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35		01/27/23	02/03/23		484,412	484,530	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35		01/27/23	02/03/23		143,925	143,960	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35		01/27/23	02/03/23		1,214,860	1,215,154	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35		01/27/23	02/03/23		407,430	407,528	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		01/27/23	02/03/23		1,003,950	1,004,201	Corporate Bonds	Up to 30 Days
BNP Paribas S.A.	4.42	(b)	01/27/23	Open		234,894	234,951	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49	(b)	01/27/23	Open		106,644	106,670	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.60		01/30/23	02/03/23		1,073,966	1,074,103	Corporate Bonds	Up to 30 Days
BNP Paribas S.A.	4.65	(b)	01/30/23	Open		1,832,530	1,832,530	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.65	(b)	01/30/23	Open		1,717,252	1,717,252	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.65	(b)	01/30/23	Open		1,786,160	1,786,160	Corporate Bonds	Open/Demand

						$303,402,890	$304,617,439

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	1,310	03/31/23	$269,543	$379,827

Short Contracts
10-Year Japanese Government Treasury Bonds	28	03/13/23	31,527	(47,628)
10-Year U.S. Treasury Note	1,073	03/22/23	123,194	(1,974,849)
10-Year U.S. Ultra Long Treasury Note	271	03/22/23	32,969	(636,443)
U.S. Long Bond	207	03/22/23	27,033	(1,108,296)
Ultra U.S. Treasury Bond	339	03/22/23	48,498	(2,535,428)
5-Year U.S. Treasury Note	87	03/31/23	9,522	9,675

				(6,292,969)

				$(5,913,142)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	844,266	EUR	771,330	Morgan Stanley & Co. International PLC	03/15/23	$3,509
USD	107,444	EUR	98,161	State Street Bank and Trust Co.	03/15/23	447
USD	116,358	GBP	93,773	Bank of America N.A.	03/15/23	645

						4,601

USD	6,368,369	EUR	5,948,000	Deutsche Bank AG	03/15/23	(115,010)

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	341,851	EUR	319,436	JPMorgan Chase Bank N.A.	03/15/23	$(6,337)
USD	770,786	EUR	727,310	Royal Bank of Canada	03/15/23	(21,989)
USD	9,570	EUR	9,000	State Street Bank and Trust Co.	03/15/23	(240)
USD	1,262,248	GBP	1,032,000	Morgan Stanley & Co. International PLC	03/15/23	(11,208)
USD	4,876	GBP	4,000	Royal Bank of Canada	03/15/23	(60)

						(154,844)

						$(150,243)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	USD	7,170	$(240,717)	$219,529	$(460,246)
CDX.NA.IG.39.V1	1.00	Quarterly	12/20/27	USD	30,240	(415,525)	(44,281)	(371,244)

						$(656,242)	$175,248	$(831,490)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 4.81%	Quarterly	1.55%	Semi-Annual	N/A	10/08/31	USD	28,600	$(4,115,596)	$408	$(4,116,004)
1.61%	Semi-Annual	3-Month LIBOR, 4.81%	Quarterly	N/A	03/28/32	USD	10,600	1,546,854	157	1,546,697
1.66%	Semi-Annual	3-Month LIBOR, 4.81%	Quarterly	N/A	04/25/32	USD	10,290	1,448,991	155	1,448,836
1.73%	Semi-Annual	3-Month LIBOR, 4.81%	Quarterly	N/A	10/08/36	USD	32,800	6,220,786	607	6,220,179
1-Day SOFR, 4.30%	Annual	3.31%	Annual	N/A	12/01/42	USD	1,800	36,931	43	36,888
3-Month LIBOR, 4.81%	Quarterly	1.84%	Semi-Annual	N/A	10/08/51	USD	11,500	(3,070,953)	349	(3,071,302)
3-Month LIBOR, 4.81%	Quarterly	1.93%	Semi-Annual	N/A	10/22/51	USD	2,840	(703,309)	86	(703,395)
3-Month LIBOR, 4.81%	Quarterly	1.92%	Semi-Annual	N/A	10/27/51	USD	1,420	(354,207)	43	(354,250)
1-Day SOFR, 4.30%	Annual	3.53%	Annual	N/A	11/10/52	USD	3,000	326,364	93	326,271

								$1,335,861	$1,941	$1,333,920

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	25,000	$4,704,166	$1,667,045	$3,037,121

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Casino, Guichard-Perrachon S.A.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	CCC+	EUR	20	$(552)	$(695)	$143
Novafives S.A.S.	5.00	Quarterly	Citibank N.A.	06/20/23	B-	EUR	20	(293)	(551)	258
Casino, Guichard-Perrachon S.A.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	CCC+	EUR	100	(8,950)	(19,208)	10,258
Thyssenkrupp AG	1.00	Quarterly	Bank of America N.A.	12/20/23	BB	EUR	20	(96)	(387)	291
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	20	1,270	1,634	(364)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	B+	EUR	20	(1,351)	(687)	(664)

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Barclays Bank PLC	12/20/26	B+	EUR	10	$(686)	$351	$(1,037)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+	EUR	10	(666)	361	(1,027)
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB+	EUR	30	3,623	2,125	1,498
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	BB+	EUR	38	4,126	1,528	2,598
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	10	(514)	(989)	475
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	60	(3,085)	(9,463)	6,378
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC-	EUR	9	(1,742)	(2,090)	348
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC-	EUR	5	(1,047)	(1,238)	191
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC-	EUR	15	(2,943)	(3,481)	538
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC-	EUR	5	(854)	(1,038)	184
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC-	EUR	9	(1,787)	(2,151)	364
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC-	EUR	7	(1,295)	(1,539)	244
Loxam SAS	5.00	Quarterly	Bank of America N.A.	12/20/27	B	EUR	30	(2,458)	(2,278)	(180)
United Group B.V.	5.00	Quarterly	Bank of America N.A.	12/20/27	B	EUR	23	(3,454)	(3,445)	(9)
United Group B.V.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	B	EUR	27	(4,186)	(4,474)	288
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	AAA	USD	10,000	(1,881,667)	(467,412)	(1,414,255)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	AAA	USD	5,000	(940,833)	(233,436)	(707,397)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	AAA	USD	10,000	(1,881,667)	(231,178)	(1,650,489)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	AAA	USD	407	(71,223)	(41,770)	(29,453)
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/15/64	N/R	USD	2,972	(521,887)	(556,927)	35,040

								$(5,324,217)	$(1,578,438)	$(3,745,779)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$86,169,622	$1,982,744	$88,152,366
Common Stocks	4,783,597	—	—	4,783,597
Corporate Bonds	—	454,950,826	1,384,995	456,335,821
Floating Rate Loan Interests	—	37,631,289	739,714	38,371,003
Foreign Agency Obligations	—	17,998,828	—	17,998,828
Municipal Bonds	—	1,016,320	—	1,016,320
Non-Agency Mortgage-Backed Securities	—	84,367,852	—	84,367,852
Preferred Securities
Capital Trusts	—	36,605,194	—	36,605,194
Preferred Stocks	13,889,818	—	—	13,889,818
U.S. Government Sponsored Agency Securities	—	136,684,037	—	136,684,037
U.S. Treasury Obligations	—	14,042,488	—	14,042,488
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	14,712,038	—	—	14,712,038
Liabilities
Investments
TBA Sale Commitments	—	(9,651,881)	—	(9,651,881)
Unfunded Floating Rate Loan Interests(a)	—	(13,576)	—	(13,576)

	$33,385,453	$859,800,999	$4,107,453	$897,293,905

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$3,096,217	$—	$3,096,217
Foreign Currency Exchange Contracts	—	4,601	—	4,601
Interest Rate Contracts	389,502	9,578,871	—	9,968,373
Liabilities
Credit Contracts	—	(4,636,365)	—	(4,636,365)
Foreign Currency Exchange Contracts	—	(154,844)	—	(154,844)
Interest Rate Contracts	(6,302,644)	(8,244,951)	—	(14,547,595)

	$(5,913,142)	$(356,471)	$—	$(6,269,613)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $304,617,439 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CAB	Capital Appreciation Bonds

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

Portfolio Abbreviation (continued)

CR	Custodian Receipt

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MTA	Month Treasury Average

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

REIT	Real Estate Investment Trust

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Portfolio Abbreviation (continued)

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

SG	Syncora Guarantee

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

TBA	To-Be-Announced